UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2018 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 97.6%
Australia - 6.7%
AGL Energy	25,514	481,908
Alumina	90,532	175,812
Amcor	46,575	546,440
AMP	119,496	505,523
APA Group	45,190	293,498
Aristocrat Leisure	20,987	404,182
ASX	8,086	356,670
Aurizon Holdings	85,479	322,354
AusNet Services	72,030	98,381
Australia & New Zealand Banking Group	116,909	2,692,393
Bank of Queensland	16,881	168,538
Bendigo & Adelaide Bank	17,540	165,506
BHP Billiton	127,910	3,112,717
BlueScope Steel	22,644	264,575
Boral	45,387	292,583
Brambles	65,384	521,597
Caltex Australia	10,982	307,691
Challenger	23,612	259,523
CIMIC Group	4,044	153,613
Coca-Cola Amatil	22,091	149,172
Cochlear	2,328	325,882
Commonwealth Bank of Australia	69,052	4,388,502
Computershare	19,692	264,993
Crown Resorts	16,014	170,979
CSL	18,193	2,146,510
Dexus	40,447	310,604
Domino's Pizza Enterprises	2,506	96,908
Flight Centre Travel Group	2,140	87,997
Fortescue Metals Group	62,149	248,396
Goodman Group	71,675	467,245
GPT Group	73,335	297,240
Harvey Norman Holdings	21,349	77,758
Healthscope	74,351	115,630
Incitec Pivot	69,755	209,658
Insurance Australia Group	92,302	538,490
James Hardie Industries-CDI	17,135	301,140
LendLease Group	21,737	277,449
Macquarie Group	12,779	1,061,965
Medibank Private	115,899	312,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Australia - 6.7% (continued)
Mirvac Group	150,475		266,757
National Australia Bank	108,096		2,537,338
Newcrest Mining	30,798		562,603
Oil Search	57,186		348,830
Orica	15,372		237,826
Origin Energy	70,777	[a]	532,681
QBE Insurance Group	55,136		478,941
Ramsay Health Care	5,670		312,284
REA Group	2,402		142,552
Rio Tinto	16,970		1,050,882
Santos	74,951	[a]	308,018
Scentre Group	211,914		708,657
SEEK	13,743		216,499
Sonic Healthcare	15,230		292,696
South32	207,032		637,278
Stockland	100,018		340,110
Suncorp Group	51,741		569,526
Sydney Airport	46,218		253,622
Tabcorp Holdings	69,766		290,645
Telstra	171,658		507,643
TPG Telecom	14,383		73,827
Transurban Group	85,157		824,808
Treasury Wine Estates	30,068		414,798
Vicinity Centres	137,818		298,735
Wesfarmers	45,774		1,615,922
Westfield	81,220		598,188
Westpac Banking	135,215		3,373,293
Woodside Petroleum	33,228		886,794
Woolworths	51,195		1,111,769
			42,766,406
Austria - .3%
ANDRITZ	3,175		190,475
Erste Group Bank	11,811	[a]	594,333
OMV	6,042		389,027
Raiffeisen Bank International	5,860	[a]	251,951
Voestalpine	4,531		294,101
			1,719,887
Belgium - 1.1%
Ageas	7,318		386,506
Anheuser-Busch InBev	30,368		3,436,307
Colruyt	2,524		139,669
Groupe Bruxelles Lambert	3,239		381,551
KBC Group	10,014		962,311
Proximus	6,406		216,015

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Belgium - 1.1% (continued)
Solvay	2,982		431,506
Telenet Group Holding	2,038	[a]	156,752
UCB	5,232		456,007
Umicore	7,824		411,483
			6,978,107
China - .0%
Minth Group	28,000		158,207
Yangzijiang Shipbuilding Holdings	91,000		110,993
			269,200
Denmark - 1.8%
AP Moller - Maersk, Cl. A	154		263,325
AP Moller - Maersk, Cl. B	270		481,942
Carlsberg, Cl. B	4,315		554,122
Chr. Hansen Holding	3,805		332,608
Coloplast, Cl. B	4,922		437,310
Danske Bank	30,106		1,222,923
DSV	7,672		630,961
Genmab	2,302	[a]	421,653
H Lundbeck	2,420		123,372
ISS	6,826		266,344
Novo Nordisk, Cl. B	74,331		4,134,116
Novozymes, Cl. B	9,311		516,458
Orsted	7,631	[b]	463,372
Pandora	4,220		400,141
TDC	33,595		224,228
Tryg	3,988		97,064
Vestas Wind Systems	8,830		602,464
William Demant Holding	4,877	[a]	154,092
			11,326,495
Finland - .9%
Elisa	6,022		256,150
Fortum	17,411		377,537
Kone, Cl. B	13,327		762,781
Metso	4,971		173,736
Neste	5,198		359,337
Nokia	231,133		1,112,563
Nokian Renkaat	4,816		243,240
Orion, Cl. B	4,244		170,194
Sampo, Cl. A	17,872		1,037,785
Stora Enso, Cl. R	22,540		386,749
UPM-Kymmene	21,468		723,383
Wartsila	5,989		409,409
			6,012,864

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
France - 10.4%
Accor	7,311		416,182
Aeroports de Paris	1,220		253,409
Air Liquide	16,992		2,290,030
Airbus	23,126		2,655,884
Alstom	5,912		259,472
Altice, Cl. A	19,330	[a]	207,738
Amundi	2,256	[b]	212,872
Arkema	2,666		340,598
Atos	3,854		607,690
AXA	77,213		2,539,927
BioMerieux	1,522		144,180
BNP Paribas	44,790		3,703,583
Bollore	33,102		192,339
Bollore	188	[a]	1,120
Bouygues	8,649		480,751
Bureau Veritas	10,332		302,864
Capgemini	6,406		850,618
Carrefour	22,631		541,583
Casino Guichard Perrachon	2,041		119,327
Cie de Saint-Gobain	19,977		1,161,133
Cie Generale des Etablissements
Michelin	6,850		1,095,401
CNP Assurances	6,982		178,919
Credit Agricole	44,939		846,679
Danone	24,353		2,100,168
Dassault Aviation	93		155,531
Dassault Systemes	5,236		603,794
Edenred	8,683		280,399
Eiffage	2,922		354,294
Electricite de France	21,516		295,850
Engie	72,409		1,256,801
Essilor International	8,308		1,180,020
Eurazeo	1,483		156,044
Eutelsat Communications	6,845		150,593
Faurecia	2,859		256,921
Fonciere Des Regions	1,331		146,165
Gecina	1,784		348,188
Groupe Eurotunnel	19,532		274,026
Hermes International	1,294		715,247
ICADE	1,225		132,775
Iliad	1,015		262,622
Imerys	1,513		162,113
Ingenico Group	2,382		271,193
Ipsen	1,515		212,454

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
France - 10.4% (continued)
JCDecaux	3,359		145,380
Kering	3,059		1,548,793
Klepierre	9,148		417,852
Lagardere	4,384		136,728
Legrand	10,721		892,086
L'Oreal	10,026		2,279,202
LVMH Moet Hennessy Louis Vuitton	11,112		3,484,917
Natixis	36,653		333,747
Orange	80,742		1,458,076
Pernod Ricard	8,515		1,356,370
Peugeot	23,707		532,454
Publicis Groupe	8,508		588,157
Remy Cointreau	1,005		132,263
Renault	7,856		863,883
Rexel	12,502		225,379
Safran	13,240		1,494,892
Sanofi	45,301		4,000,058
Schneider Electric	22,832	[a]	2,139,650
SCOR	6,634		296,926
SEB	924		190,894
Societe BIC	1,212		138,890
Societe Generale	30,487		1,773,525
Sodexo	3,577		458,983
Suez	14,618		217,971
Teleperformance	2,368		358,975
Thales	4,298		482,180
Total	94,793		5,488,517
Ubisoft Entertainment	2,354	[a]	201,486
Unibail-Rodamco	3,995		1,024,741
Valeo	9,814		773,725
Veolia Environnement	19,068		480,346
Vinci	20,293		2,191,958
Vivendi	41,372		1,213,772
Wendel	1,070		199,403
Zodiac Aerospace	8,639	[a]	268,467
			66,508,143
Germany - 9.2%
1&1 Drillisch	1,948		162,043
adidas	7,480		1,739,427
Allianz	17,929		4,529,886
Axel Springer	1,985		174,363
BASF	36,630		4,289,508
Bayer	32,980		4,316,587
Bayerische Motoren Werke	13,281		1,516,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Germany - 9.2% (continued)
Beiersdorf	4,077		483,405
Brenntag	6,419		416,170
Commerzbank	41,905	[a]	689,780
Continental	4,407		1,322,472
Covestro	6,206	[b]	713,339
Daimler	38,378		3,513,123
Deutsche Bank	82,073		1,507,484
Deutsche Boerse	7,629		978,915
Deutsche Lufthansa	9,210		328,635
Deutsche Post	39,024		1,844,512
Deutsche Telekom	132,658		2,326,423
Deutsche Wohnen	13,936		629,805
E.ON	88,424		928,658
Evonik Industries	6,248		246,681
Fraport Frankfurt Airport Services
Worldwide	1,702		201,255
Fresenius & Co.	16,493		1,443,219
Fresenius Medical Care & Co.	8,610		994,152
GEA Group	7,619		378,661
Hannover Rueck	2,332		318,774
HeidelbergCement	5,854		634,358
Henkel & Co.	4,299		538,015
HOCHTIEF	849		153,369
HUGO BOSS	2,589		237,801
Infineon Technologies	45,536		1,323,497
Innogy	5,409	[b]	206,168
K+S	7,199		202,177
KION Group	2,752		252,567
LANXESS	3,733		325,451
Linde	7,576	[a]	1,849,227
MAN	1,351		160,690
Merck	5,192		567,392
METRO	7,713	[a]	167,582
MTU Aero Engines	2,124		380,529
Muenchener Rueckversicherungs	6,162		1,450,148
OSRAM Licht	3,983		347,939
ProSiebenSat.1 Media	9,404		359,492
RWE	21,113	[a]	422,554
SAP	39,197		4,420,271
Siemens	30,514		4,628,017
Symrise	5,137		429,614
Telefonica Deutschland Holding	30,497		154,106
thyssenkrupp	17,712		557,238
TUI	18,252		412,827

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Germany - 9.2% (continued)
Uniper	7,584		226,266
United Internet	4,779		348,291
Volkswagen	1,250		277,022
Vonovia	19,476		960,211
Wirecard	4,793		596,864
Zalando	4,413	[a,b]	258,499
			58,841,964
Hong Kong - 3.3%
AIA Group	481,400		4,123,130
ASM Pacific Technology	10,300		140,622
Bank of East Asia	49,550		214,412
BOC Hong Kong Holdings	148,500		758,384
CK Asset Holdings	103,475		987,441
CK Hutchison Holdings	106,975		1,444,084
CK Infrastructure Holdings	28,000		249,302
CLP Holdings	64,288		656,222
First Pacific	84,250		60,097
Galaxy Entertainment Group	94,277		835,190
Hang Lung Group	36,000		136,910
Hang Lung Properties	84,000		222,278
Hang Seng Bank	30,700		730,742
Henderson Land Development	46,198		323,040
HK Electric Investments	106,500	[b]	98,431
HKT Trust	146,660		182,794
Hong Kong & China Gas	337,240		666,492
Hong Kong Exchanges & Clearing	46,500		1,761,884
Hongkong Land Holdings	45,300		326,160
Hysan Development	27,000		150,831
Jardine Matheson Holdings	8,946		567,892
Jardine Strategic Holdings	9,200		366,160
Kerry Properties	28,500		136,258
Kingston Financial Group	150,000		116,585
Li & Fung	251,200		128,126
Link REIT	90,000		796,150
Melco Resorts & Entertainment, ADR	9,830		292,737
MTR	59,500		340,754
New World Development	243,358		393,845
NWS Holdings	64,918		126,473
PCCW	167,000		96,281
Power Assets Holdings	56,000		497,888
Shangri-La Asia	49,000		124,651
Sino Land	127,730		235,453
SJM Holdings	78,530		78,503
Sun Hung Kai Properties	58,699		1,019,756

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Hong Kong - 3.3% (continued)
Swire Pacific, Cl. A	21,000		210,063
Swire Properties	48,800		170,617
Techtronic Industries	53,865		358,749
WH Group	337,000	[b]	417,445
Wharf Holdings	50,311		206,128
Wharf Real Estate Investment Co.	50,311	[a]	347,620
Wheelock & Co.	34,000		266,214
Yue Yuen Industrial Holdings	33,300		150,267
			21,513,061
Ireland - .5%
AIB Group	30,313		211,322
Bank of Ireland Group	36,520	[a]	356,386
CRH	33,159		1,231,771
DCC	3,616		380,186
Kerry Group, Cl. A	6,378		679,816
Paddy Power Betfair	3,314		384,296
Ryanair Holdings	3,900	[a]	80,717
			3,324,494
Israel - .4%
Azrieli Group	1,603		87,333
Bank Hapoalim	41,644		311,762
Bank Leumi Le-Israel	59,125		363,615
Bezeq The Israeli Telecommunication
Corporation	79,342		130,978
Check Point Software Technologies	5,181	[a]	535,767
Elbit Systems	962		145,275
Frutarom Industries	1,569		163,665
Israel Chemicals	17,611		74,213
Israel Discount Bank, Cl. A	1	[a]	3
Mizrahi Tefahot Bank	6,222		121,236
NICE	2,452		223,864
Teva Pharmaceutical Industries, ADR	36,876		752,639
			2,910,350
Italy - 2.5%
Assicurazioni Generali	49,402		979,527
Atlantia	18,448		611,085
CNH Industrial	40,179		594,374
Davide Campari-Milano	21,349		169,904
Enel	323,484		2,052,298
Eni	101,116		1,818,592
Ferrari	4,926		587,372
Fiat Chrysler Automobiles	42,806	[a]	1,034,330
Intesa Sanpaolo	541,693		2,125,572
Intesa Sanpaolo-RSP	38,108		145,346

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Italy - 2.5% (continued)
Leonardo	17,321		209,029
Luxottica Group	7,051		453,469
Mediobanca	21,963		267,011
Poste Italiane	21,336	[b]	176,528
Prysmian	8,403		295,666
Recordati	4,207		191,536
Snam	94,247		458,574
STMicroelectronics	26,057		622,115
Telecom Italia	442,544	[a]	398,457
Telecom Italia-RSP	232,484		177,688
Tenaris	18,307		318,777
Terna Rete Elettrica Nazionale	58,277		350,773
UniCredit	79,585	[a]	1,753,471
UnipolSai	34,816		89,953
			15,881,447
Japan - 23.6%
ABC-Mart	1,500		97,554
Acom	15,500	[a]	67,583
Aeon	24,000		408,354
AEON Financial Service	3,960		98,701
AEON Mall	4,480		98,530
Air Water	5,500		117,436
Aisin Seiki	7,300		425,950
Ajinomoto	21,900		415,251
Alfresa Holdings	7,600		185,109
Alps Electric	7,700		221,471
Amada Holdings	13,900		205,756
ANA Holdings	4,300		174,883
Aozora Bank	4,795		194,137
Asahi Glass	7,760		340,482
Asahi Group Holdings	15,500		779,614
Asahi Kasei	49,600		647,203
Asics	5,900		97,063
Astellas Pharma	81,795		1,078,912
Bandai Namco Holdings	8,450		275,552
Bank of Kyoto	2,400		134,323
Benesse Holdings	3,200		120,180
Bridgestone	26,200		1,273,401
Brother Industries	9,400		240,317
CALBEE	3,500		123,111
Canon	42,317		1,685,780
Casio Computer	7,200		109,151
Central Japan Railway	5,800		1,097,096
Chiba Bank	29,000		250,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Chubu Electric Power	26,700		334,942
Chugai Pharmaceutical	9,128		482,445
Chugoku Electric Power	10,400		114,984
Coca-Cola Bottlers Japan Holdings	4,900		173,028
Concordia Financial Group	51,000		308,794
Credit Saison	6,200		112,619
CYBERDYNE	4,200	[a]	72,635
Dai Nippon Printing	10,900		242,622
Daicel	11,800		142,893
Daifuku Co.	3,700		247,412
Dai-ichi Life Holdings	43,100		902,309
Daiichi Sankyo	22,783		765,903
Daikin Industries	9,900		1,187,510
Daito Trust Construction	2,700		471,517
Daiwa House Industry	22,700		895,150
Daiwa House REIT Investment	63		154,773
Daiwa Securities Group	64,000		458,558
DeNA	4,300		93,074
Denso	19,100		1,193,728
Dentsu	8,800		393,771
Disco	1,200		280,736
Don Quijote Holdings	5,000		277,091
East Japan Railway	13,100		1,301,360
Eisai	10,900		622,130
Electric Power Development	6,080		172,370
FamilyMart UNY Holdings	3,117		208,428
FANUC	7,729		2,086,766
Fast Retailing	2,158		962,472
Fuji Electric	23,000		189,191
FUJIFILM Holdings	16,200		621,764
Fujitsu	79,800		587,627
Fukuoka Financial Group	33,000		191,041
Hachijuni Bank	16,500		97,637
Hakuhodo DY Holdings	9,900		148,541
Hamamatsu Photonics	5,500		203,032
Hankyu Hanshin Holdings	9,800		394,531
Hikari Tsushin	900		130,668
Hino Motors	9,600		126,892
Hirose Electric	1,365		204,431
Hisamitsu Pharmaceutical	2,400		164,880
Hitachi	193,900		1,538,838
Hitachi Chemical	4,000		101,969
Hitachi Construction Machinery	4,000		178,987
Hitachi High-Technologies	2,700		126,628

Description	Shares	Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Hitachi Metals	7,900	107,316
Honda Motor	69,259	2,427,269
Hoshizaki	2,200	207,768
Hoya	15,900	811,094
Hulic	11,200	141,783
Idemitsu Kosan	5,400	201,814
IHI	6,000	200,605
Iida Group Holdings	5,800	114,810
INPEX	38,700	503,026
Isetan Mitsukoshi Holdings	12,620	150,857
Isuzu Motors	22,900	385,757
ITOCHU	59,900	1,173,638
J Front Retailing	9,200	168,207
Japan Airlines	4,400	165,771
Japan Airport Terminal	1,800	69,415
Japan Exchange Group	20,800	373,626
Japan Post Bank	15,500	209,137
Japan Post Holdings	61,900	738,241
Japan Prime Realty Investment	35	123,752
Japan Real Estate Investment	53	272,355
Japan Retail Fund Investment	100	199,231
Japan Tobacco	43,600	1,442,550
JFE Holdings	21,060	499,348
JGC	7,600	164,016
JSR	8,100	191,723
JTEKT	8,200	146,018
JXTG Holdings	121,526	805,721
Kajima	36,800	363,719
Kakaku.com	5,100	89,275
Kamigumi	4,700	103,067
Kaneka	12,000	111,239
Kansai Electric Power	28,099	348,374
Kansai Paint	7,800	192,553
Kao	19,800	1,371,690
Kawasaki Heavy Industries	5,900	243,199
KDDI	72,763	1,834,905
Keihan Holdings	4,200	132,729
Keikyu	10,000	196,941
Keio	4,400	208,775
Keisei Electric Railway	5,100	172,616
Keyence	3,870	2,354,897
Kikkoman	6,000	247,870
Kintetsu Group Holdings	7,335	289,584
Kirin Holdings	35,300	879,832

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Kobe Steel	13,300	[a]	137,910
Koito Manufacturing	4,500		316,158
Komatsu	37,000		1,435,330
Konami Holdings	3,900		222,918
Konica Minolta	20,200		200,945
Kose	1,300		223,871
Kubota	42,400		861,050
Kuraray	14,500		270,954
Kurita Water Industries	3,600		117,725
Kyocera	12,800		850,168
Kyowa Hakko Kirin	10,705		209,354
Kyushu Electric Power	18,400		201,242
Kyushu Financial Group	12,400		74,171
Kyushu Railway	5,700		183,004
Lawson	2,100		141,962
LINE	1,800	[a]	85,243
Lion	8,200		153,680
LIXIL Group	10,824		303,889
M3	8,100		296,043
Mabuchi Motor	1,900		112,430
Makita	8,800		414,326
Marubeni	66,400		497,650
Marui Group	7,600		138,258
Maruichi Steel Tube	2,000		60,090
Mazda Motor	23,800		333,444
McDonald's Holdings Co. Japan	3,000		134,927
Mebuki Financial Group	41,230		186,946
Medipal Holdings	7,300		142,830
MEIJI Holdings	4,942		413,305
MINEBEA MITSUMI	15,900		359,305
MISUMI Group	10,738		323,114
Mitsubishi	59,998		1,676,229
Mitsubishi Chemical Holdings	58,280		632,341
Mitsubishi Electric	78,000		1,423,605
Mitsubishi Estate	50,000		956,536
Mitsubishi Gas Chemical	7,600		214,418
Mitsubishi Heavy Industries	12,470		468,553
Mitsubishi Materials	4,600		170,441
Mitsubishi Motors	28,600		211,939
Mitsubishi Tanabe Pharma	9,500		194,142
Mitsubishi UFJ Financial Group	475,190		3,572,739
Mitsubishi UFJ Lease & Finance	18,700		120,590
Mitsui & Co.	68,300		1,197,455
Mitsui Chemicals	7,600		238,435

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Mitsui Fudosan	35,186		920,986
Mitsui OSK Lines	5,000		179,078
Mixi	1,600		70,569
Mizuho Financial Group	958,200		1,801,946
MS&AD Insurance Group Holdings	18,657		634,205
Murata Manufacturing	7,600		1,121,517
Nabtesco	4,700		221,718
Nagoya Railroad	7,600		199,729
NEC	10,480		315,830
NEXON	8,000	[a]	265,641
NGK Insulators	9,900		201,500
NGK Spark Plug	6,626		174,253
NH Foods	7,000		168,123
Nidec	9,500		1,518,503
Nikon	13,460		261,013
Nintendo	4,525		1,988,314
Nippon Building Fund	56		300,082
Nippon Electric Glass	3,417		140,380
Nippon Express	3,000		215,444
Nippon Paint Holdings	6,900		246,812
Nippon Prologis REIT	74		169,799
Nippon Steel & Sumitomo Metal	30,261		770,177
Nippon Telegraph & Telephone	27,400		1,302,862
Nippon Yusen	7,080	[a]	177,113
Nissan Chemical Industries	5,000		203,582
Nissan Motor	92,800		989,034
Nisshin Seifun Group	8,138		163,028
Nissin Foods Holdings	2,200		162,829
Nitori Holdings	3,300		525,515
Nitto Denko	6,600		602,990
NOK	3,600		83,726
Nomura Holdings	145,000		939,704
Nomura Real Estate Holdings	5,600		133,986
Nomura Real Estate Master Fund	158		219,987
Nomura Research Institute	5,083		233,733
NSK	16,000		263,222
NTT Data	24,500		287,932
NTT DOCOMO	54,700		1,355,099
Obayashi	25,300		304,054
Obic	2,600		202,198
Odakyu Electric Railway	11,600		255,015
Oji Holdings	36,000		246,331
Olympus	11,300		434,217
Omron	7,800		486,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Ono Pharmaceutical	15,900		392,439
Oracle Japan	1,600		128,680
Oriental Land	8,600		839,755
ORIX	52,900		986,090
Osaka Gas	15,400		305,122
OTSUKA	1,900		159,247
Otsuka Holdings	15,700		696,915
Panasonic	89,195		1,322,769
Park24	3,800		94,922
Persol Holdings	6,500		161,771
Pola Orbis Holdings	4,000		156,453
Rakuten	38,600		348,556
Recruit Holdings	44,100		1,074,122
Renesas Electronics	19,400	[a]	227,995
Resona Holdings	88,900		535,257
Ricoh	29,200		286,731
Rinnai	1,400		131,703
Rohm	3,600		394,724
Ryohin Keikaku	900		300,495
Sankyo	1,500		48,640
Santen Pharmaceutical	14,600		238,184
SBI Holdings	7,530		182,025
Secom	8,600		657,151
Sega Sammy Holdings	7,484		104,407
Seibu Holdings	8,900		177,723
Seiko Epson	11,800		286,110
Sekisui Chemical	15,400		293,414
Sekisui House	22,800		417,279
Seven & i Holdings	30,460		1,251,659
Seven Bank	26,000		95,741
Sharp	5,700	[a]	212,764
Shimadzu	10,200		257,032
Shimamura	1,000		117,523
Shimano	2,900		414,400
Shimizu	22,000		225,098
Shin-Etsu Chemical	15,400		1,750,609
Shinsei Bank	6,900		120,151
Shionogi & Co.	12,000		663,589
Shiseido	15,300		784,971
Shizuoka Bank	19,400		206,315
Showa Shell Sekiyu	8,500		120,450
SMC	2,300		1,127,563
SoftBank Group	33,200		2,730,933
Sohgo Security Services	2,600		140,753

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Sompo Holdings	13,870		554,698
Sony	50,280		2,399,089
Sony Financial Holdings	7,000		127,856
Stanley Electric	5,500		222,932
Start Today	7,200		211,377
Subaru	24,500		811,954
Sumco	8,900		242,290
Sumitomo	47,700		820,998
Sumitomo Chemical	64,000		468,993
Sumitomo Dainippon Pharma	6,900		101,885
Sumitomo Electric Industries	30,400		518,084
Sumitomo Heavy Industries	4,200		191,399
Sumitomo Metal Mining	9,800		458,536
Sumitomo Mitsui Financial Group	53,500		2,390,519
Sumitomo Mitsui Trust Holdings	12,964		537,584
Sumitomo Realty & Development Co.	14,000		536,814
Sumitomo Rubber Industries	6,100		118,290
Sundrug	3,000		129,019
Suntory Beverage & Food	5,300		252,936
Suruga Bank	7,200		145,227
Suzuken	3,212		136,665
Suzuki Motor	13,500		770,157
Sysmex	6,400		501,823
T&D Holdings	21,600		384,435
Taiheiyo Cement	4,600		195,301
Taisei	8,400		427,040
Taisho Pharmaceutical Holdings	1,100		89,878
Taiyo Nippon Sanso	6,000		92,718
Takashimaya	12,000		124,320
Takeda Pharmaceutical	28,300		1,662,952
TDK	5,100		469,497
Teijin	7,000		154,594
Terumo	12,700		621,215
THK	5,100		211,157
Tobu Railway	8,000		268,572
Toho	4,700		158,862
Toho Gas	3,200		93,652
Tohoku Electric Power	19,100		246,164
Tokio Marine Holdings	26,800		1,261,812
Tokyo Electric Power	54,472	[a]	220,542
Tokyo Electron	6,300		1,180,709
Tokyo Gas	16,200		384,782
Tokyo Tatemono	8,500		136,333
Tokyu	20,810		347,691

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Japan - 23.6% (continued)
Tokyu Fudosan Holdings	21,900		172,520
Toppan Printing	19,000		178,391
Toray Industries	57,500		571,471
Toshiba	254,000	[a]	723,587
Tosoh	12,000		274,801
TOTO	5,400		308,162
Toyo Seikan Group Holdings	7,100		114,464
Toyo Suisan Kaisha	3,400		137,813
Toyoda Gosei	2,400		63,644
Toyota Industries	6,400		415,645
Toyota Motor	104,155		7,136,387
Toyota Tsusho	8,900		359,522
Trend Micro	4,800		258,533
Tsuruha Holdings	1,500		208,849
Unicharm	16,700		445,915
United Urban Investment	116		183,292
USS	9,100		202,556
West Japan Railway	6,600		494,290
Yahoo! Japan	55,100		264,977
Yakult Honsha	3,700		309,096
Yamada Denki	22,700		134,532
Yamaguchi Financial Group	7,000		81,946
Yamaha	6,400		263,516
Yamaha Motor	11,200		371,384
Yamato Holdings	14,000		360,612
Yamazaki Baking	5,900		116,087
Yaskawa Electric	9,800		504,498
Yokogawa Electric	9,500		201,539
Yokohama Rubber	4,500		114,262
			151,226,330
Luxembourg - .2%
ArcelorMittal	27,013	[a]	980,154
Eurofins Scientific	427		278,326
RTL Group	1,680		142,566
SES	14,758		230,319
			1,631,365
Macau - .1%
MGM China Holdings	40,000		123,232
Sands China	95,013		565,998
Wynn Macau	59,600		210,282
			899,512
Mexico - .0%
Fresnillo	9,224		176,020

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Netherlands - 3.6%
ABN AMRO Group	17,087	[b]	578,943
Aegon	71,398		488,255
AerCap Holdings	5,384	[a]	291,274
Akzo Nobel	10,070		942,937
ASML Holding	15,472		3,134,970
Boskalis Westminster	3,784		150,995
EXOR	4,572		353,186
Heineken	10,265		1,154,150
Heineken Holding	4,658		494,461
ING Groep	154,797		3,042,358
Koninklijke Ahold Delhaize	51,304		1,144,633
Koninklijke DSM	7,149		738,652
Koninklijke KPN	141,432		495,181
Koninklijke Philips	37,857		1,544,474
Koninklijke Vopak	2,912		131,565
NN Group	12,306		580,587
NXP Semiconductors	13,976	[a]	1,681,592
QIAGEN	8,524	[a]	285,848
Randstad Holding	4,812		339,822
RELX	38,132		848,151
Unilever	64,940		3,761,237
Wolters Kluwer	12,152		643,176
			22,826,447
New Zealand - .2%
Auckland International Airport	36,928		182,199
Fisher & Paykel Healthcare	21,300		206,417
Fletcher Building	27,941		160,817
Mercury NZ	29,098		73,981
Meridian Energy	52,186		111,530
Ryman Healthcare	16,781		135,416
Spark New Zealand	75,655		200,157
			1,070,517
Norway - .6%
DNB	39,204		795,380
Gjensidige Forsikring	8,353		157,549
Marine Harvest	15,623	[a]	270,452
Norsk Hydro	54,441		396,890
Orkla	33,180		345,276
Schibsted, Cl. B	3,578		107,912
Statoil	46,013		1,074,387
Telenor	29,505		690,845
Yara International	7,257		348,781
			4,187,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Portugal - .1%
Banco Espirito Santo	118,053	[a,c]	15
Energias de Portugal	98,986		347,675
Galp Energia	20,908		398,982
Jeronimo Martins	10,446		222,488
			969,160
Singapore - 1.3%
Ascendas Real Estate Investment Trust	97,433		204,997
CapitaLand	106,800		312,633
CapitaLand Commercial Trust	85,351		121,670
CapitaLand Mall Trust	103,800		166,169
City Developments	17,000		171,840
ComfortDelGro	93,200		149,200
DBS Group Holdings	71,088		1,430,647
Genting Singapore	251,927		259,263
Golden Agri-Resources	278,440		80,658
Hutchison Port Holdings Trust	214,800		89,142
Jardine Cycle & Carriage	4,113		125,196
Keppel	56,100		370,778
Oversea-Chinese Banking	126,787		1,249,700
SATS	27,600		116,350
Sembcorp Industries	43,254		112,108
Singapore Airlines	20,033		172,719
Singapore Exchange	30,100		188,154
Singapore Press Holdings	69,075		139,014
Singapore Technologies Engineering	58,600		150,543
Singapore Telecommunications	321,951		868,811
StarHub	26,918		59,302
Suntec REIT	99,000		156,220
United Overseas Bank	53,963		1,128,377
UOL Group	21,111		147,252
Wilmar International	67,000		163,440
			8,134,183
South Africa - .1%
Mondi	14,634		390,005
Spain - 3.2%
Abertis Infraestructuras	28,240		684,402
ACS Actividades de Construccion y
Servicios	9,754		390,673
Aena	2,649	[b]	577,035
Amadeus IT Group	17,697		1,372,801
Banco Bilbao Vizcaya Argentaria	265,402		2,493,745
Banco de Sabadell	220,431		523,819
Banco Santander	644,347		4,786,363
Bankia	42,139		213,457

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Spain - 3.2% (continued)
Bankinter	25,880		297,602
CaixaBank	141,459		763,461
Enagas	9,056		246,796
Endesa	13,393		300,970
Ferrovial	20,456		469,215
Gas Natural SDG	13,566		313,363
Grifols	11,694		376,181
Iberdrola	228,451		1,860,079
Inditex	43,307		1,552,286
Mapfre	40,366		143,384
Red Electrica	17,696		375,038
Repsol	49,547		932,267
Siemens Gamesa Renewable Energy	8,568		133,715
Telefonica	180,227		1,846,709
			20,653,361
Sweden - 2.7%
Alfa Laval	11,798		309,477
Assa Abloy, Cl. B	39,995		885,687
Atlas Copco, Cl. A	27,010		1,266,538
Atlas Copco, Cl. B	15,710		655,522
Boliden	11,384		412,892
Electrolux, Ser. B	9,785		345,460
Ericsson, Cl. B	122,568		787,058
Essity, Cl. B	24,116		722,265
Getinge, Cl. B	8,415		115,227
Hennes & Mauritz, Cl. B	38,206		675,595
Hexagon, Cl. B	10,410		619,984
Husqvarna, Cl. B	17,528		182,890
ICA Gruppen	3,218		125,700
Industrivarden, Cl. C	6,910		184,064
Investor, Cl. B	18,178		888,380
Kinnevik, Cl. B	9,274		338,246
L E Lundbergforetagen, Cl. B	1,556		125,587
Lundin Petroleum	7,919	[a]	197,224
Millicom International Cellular, SDR	2,847		212,263
Nordea Bank	120,486		1,486,828
Sandvik	45,912		903,977
Securitas, Cl. B	11,961		221,388
Skandinaviska Enskilda Banken, Cl. A	61,080		771,571
Skanska, Cl. B	14,100		286,566
SKF, Cl. B	15,606		385,699
Svenska Handelsbanken, Cl. A	60,934		886,570
Swedbank, Cl. A	36,390		930,081
Swedish Match	6,965		282,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Sweden - 2.7% (continued)
Tele2, Cl. B	14,711		184,002
Telia	107,343		538,765
Volvo, Cl. B	62,441		1,274,589
			17,202,234
Switzerland - 8.3%
ABB	74,101		2,065,991
Adecco Group	6,546		538,731
Baloise Holding	2,039		333,645
Barry Callebaut	92	[a]	188,399
Cie Financiere Richemont	20,739		1,990,231
Clariant	8,817	[a]	252,361
Coca-Cola HBC	7,609	[a]	255,614
Credit Suisse Group	96,450	[a]	1,861,125
Dufry	1,417	[a]	220,295
EMS-Chemie Holding	349		256,477
Geberit	1,487		704,558
Givaudan	368		885,651
Glencore	486,961	[a]	2,791,228
Julius Baer Group	9,021	[a]	619,331
Kuehne + Nagel International	2,093		384,307
LafargeHolcim	18,211	[a]	1,115,259
Lindt & Spruengli	4		299,114
Lindt & Spruengli-PC	41		256,814
Lonza Group	3,001	[a]	834,766
Nestle	124,284		10,738,565
Novartis	88,789		8,032,268
Pargesa Holding-BR	1,544		140,839
Partners Group Holding	711		552,682
Roche Holding	28,039		6,912,220
Schindler Holding	876		213,271
Schindler Holding-PC	1,697		425,549
SGS	212		570,117
Sika-BR	87		753,860
Sonova Holding	2,046		329,954
Straumann Holding	387		295,629
Swatch Group	2,074		179,268
Swatch Group-BR	1,243		569,583
Swiss Life Holding	1,305	[a]	490,032
Swiss Prime Site	2,854	[a]	275,971
Swiss Re	12,451		1,228,044
Swisscom	1,014		553,873
UBS Group	145,713	[a]	2,958,878
Vifor Pharma	1,950		287,027

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Switzerland - 8.3% (continued)
Zurich Insurance Group	6,013		1,976,231
			53,337,758
United Arab Emirates - .0%
Mediclinic International	14,249		120,822
United Kingdom - 16.5%
3i Group	38,886		514,247
Admiral Group	7,739		203,062
Anglo American	53,433		1,296,260
Antofagasta	16,439		217,304
Ashtead Group	20,215		604,183
Associated British Foods	13,928		540,469
AstraZeneca	50,436		3,499,297
Auto Trader Group	40,948	[b]	209,362
Aviva	161,372		1,175,864
Babcock International Group	10,761		104,814
BAE Systems	127,354		1,074,092
Barclays	676,929		1,921,698
Barratt Developments	40,982		340,518
Berkeley Group Holdings	5,436		306,108
BHP Billiton	83,891		1,862,921
BP	788,030		5,606,728
British American Tobacco	91,524		6,262,305
British Land	39,207		372,197
BT Group	333,776		1,210,607
Bunzl	13,569		396,878
Burberry Group	16,662		373,552
Capita	27,747		71,899
Carnival	7,679		541,880
Centrica	230,787		437,293
Cobham	88,246	[a]	163,825
Coca-Cola European Partners	9,069		364,138
Compass Group	62,665		1,319,052
ConvaTec Group	55,122	[b]	158,252
Croda International	5,464		347,871
Diageo	100,374		3,609,217
Direct Line Insurance Group	56,151		294,428
easyJet	5,798		136,656
Experian	36,692		845,536
Ferguson	10,088		778,622
G4S	60,183		242,937
GKN	71,502		429,235
GlaxoSmithKline	196,006		3,674,660
Hammerson	32,066		224,457
Hargreaves Lansdown	10,863		286,498

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
United Kingdom - 16.5% (continued)
HSBC Holdings	802,484		8,558,082
IMI	11,426		215,606
Imperial Brands	38,039		1,565,470
InterContinental Hotels Group	7,426		496,824
International Consolidated Airlines
Group	26,868		244,182
Intertek Group	6,547		467,019
Investec	26,558		206,265
ITV	146,301		346,901
J Sainsbury	63,395		227,279
John Wood Group	27,264		250,768
Johnson Matthey	8,082		397,043
Kingfisher	90,842		447,567
Land Securities Group	29,898		425,271
Legal & General Group	237,818		913,724
Lloyds Banking Group	2,864,563		2,827,144
London Stock Exchange Group	12,684		707,228
Marks & Spencer Group	61,996		265,219
Meggitt	32,324		213,046
Merlin Entertainments	31,172	[b]	145,437
Micro Focus International	9,731		297,056
Micro Focus International, ADR	7,661		231,669
National Grid	137,268		1,568,359
Next	5,992		433,214
Old Mutual	198,244		658,092
Pearson	32,788		322,992
Persimmon	12,280		436,243
Prudential	102,937		2,785,715
Randgold Resources	3,786		380,911
Reckitt Benckiser Group	26,596		2,568,970
RELX	42,120		931,747
Rio Tinto	49,139		2,736,379
Rolls-Royce Holdings	66,015	[a]	817,337
Royal Bank of Scotland Group	142,274	[a]	581,176
Royal Dutch Shell, Cl. A	179,992		6,293,203
Royal Dutch Shell, Cl. B	149,409		5,294,972
Royal Mail	35,349		235,643
RSA Insurance Group	40,705		358,098
Sage Group	43,497		462,700
Schroders	5,179		273,546
Segro	41,985		346,586
Severn Trent	9,605		266,412
Shire	36,059		1,703,625
Sky	40,393		607,357

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
United Kingdom - 16.5% (continued)
Smith & Nephew		35,854		646,013
Smiths Group		16,473		373,876
SSE		39,691		735,154
St. James's Place		21,386		360,887
Standard Chartered		130,561	[a]	1,519,350
Standard Life Aberdeen		106,403		642,829
Taylor Wimpey		132,556		358,727
Tesco		327,187		970,923
Travis Perkins		10,350		214,627
Unilever		50,273		2,855,204
United Utilities Group		27,251		285,549
Vodafone Group		1,062,385		3,387,927
Weir Group		8,871		278,234
Whitbread		7,610		419,344
WM Morrison Supermarkets		88,115		277,744
WPP		50,759		921,056
				105,778,443
Total Common Stocks (cost $425,944,655)				626,656,047
	Preferred
	Dividend
Preferred Stocks - .6%
Germany - .6%
Bayerische Motoren Werke	4.71	2,084		203,629
Fuchs Petrolub	1.9	2,998		163,776
Henkel & Co.	1.49	7,120		995,371
Porsche Automobil Holding	1.47	6,009		555,063
Schaeffler	3.65	6,779		134,791
Volkswagen	1.26	7,491		1,646,376
Total Preferred Stocks (cost $1,984,364)				3,699,006
		Number of
		Rights
Rights - .0%
Italy - .0%
UniCredit		81,590	[a,c]	0
Spain - .0%
ACS Actividades de Construccion y
Servicios		9,754	[a]	5,110
Iberdrola		228,451	[a]	41,779
Total Rights (cost $29,926)				46,889
		Principal
		Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills
1.30%, 3/8/18
(cost $364,538)		365,000	[d]	364,523

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $8,537,121)	8,537,121 [e]	8,537,121
Total Investments (cost $436,860,604)	99.6%	639,303,586
Cash and Receivables (Net)	.4%	2,396,774
Net Assets	100.0%	641,700,360

ADR—American Depository Receipt
BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities were valued at $4,215,683 or .66% of net assets.

[c]	The fund held Level 3 securities at January 31, 2018, these securities were valued at $15 or .0% of net assets.
[d]	Held by a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES
Dreyfus International Stock Index Fund
January 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
MSCI EAFE Index	95	3/2018	10,091,559	10,191,125	99,566
Gross Unrealized Appreciation					99,566

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks	626,656,032	-	15	626,656,047
Equity Securities - Foreign
Preferred Stocks	3,699,006	-	-	3,699,006
Registered Investment
Company	8,537,121	-	-	8,537,121
U.S. Treasury	-	364,523	-	364,523
Rights	46,889	-	-	46,889
Other Financial Instruments:
Futures†	99,566	-	-	99,566

†	Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts ( “forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized

NOTES

gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2018, accumulated net unrealized appreciation on investments was $202,442,982, consisting of $225,310,665 gross unrealized appreciation and $22,867,683 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - .6%
Aptiv	30,416		2,885,870
BorgWarner	23,475		1,320,704
Ford Motor	455,739		4,999,457
General Motors	147,407		6,251,531
Goodyear Tire & Rubber	28,633		997,001
Harley-Davidson	18,985	[a]	920,013
			17,374,576
Banks - 6.7%
Bank of America	1,119,460		35,822,720
BB&T	91,863		5,069,919
Citigroup	304,914		23,929,651
Citizens Financial Group	57,781		2,652,148
Comerica	19,969		1,901,448
Fifth Third Bancorp	83,192		2,753,655
Huntington Bancshares	125,171		2,025,267
JPMorgan Chase & Co.	400,540		46,330,462
KeyCorp	123,959		2,652,723
M&T Bank	17,597		3,357,156
People's United Financial	39,811		783,082
PNC Financial Services Group	54,944		8,682,251
Regions Financial	133,922		2,575,320
SunTrust Banks	55,669		3,935,798
U. S. Bancorp	183,194		10,467,705
Wells Fargo & Co.	511,385		33,638,905
Zions Bancorporation	23,050		1,245,392
			187,823,602
Capital Goods - 7.5%
3M	69,092		17,307,546
A.O. Smith	17,446		1,165,044
Acuity Brands	4,714	[a]	728,030
Allegion	10,698		921,205
AMETEK	27,045		2,063,533
Arconic	46,305		1,391,928
Boeing	64,841		22,977,705
Caterpillar	68,793		11,198,125
Cummins	17,879		3,361,252
Deere & Co.	36,869		6,135,739
Dover	18,323		1,946,086
Eaton	51,233		4,302,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 7.5% (continued)
Emerson Electric	74,460		5,378,246
Fastenal	32,596	[a]	1,791,476
Flowserve	15,653		709,394
Fluor	16,194		982,976
Fortive	34,941		2,656,215
Fortune Brands Home & Security	17,288		1,226,238
General Dynamics	31,847		7,085,321
General Electric	1,004,269		16,239,030
Harris	13,550		2,159,599
Honeywell International	88,157		14,076,028
Huntington Ingalls Industries	5,317		1,263,000
Illinois Tool Works	35,978		6,248,299
Ingersoll-Rand	28,914		2,736,132
Jacobs Engineering Group	14,700		1,021,062
Johnson Controls International	108,355		4,239,931
L3 Technologies	8,973		1,906,404
Lockheed Martin	28,826		10,228,906
Masco	36,030		1,609,100
Northrop Grumman	20,073		6,835,459
PACCAR	41,352		3,083,205
Parker-Hannifin	15,155		3,052,520
Pentair	18,831		1,346,417
Quanta Services	17,124	[b]	659,103
Raytheon	33,151		6,926,570
Rockwell Automation	14,604		2,881,223
Rockwell Collins	19,174		2,655,407
Roper Technologies	11,725		3,289,918
Snap-on	6,352	[a]	1,088,161
Stanley Black & Decker	17,432		2,897,721
Textron	29,828		1,750,009
TransDigm Group	5,699		1,806,070
United Rentals	10,010	[b]	1,812,911
United Technologies	85,881		11,852,437
W.W. Grainger	5,919		1,596,118
Xylem	20,478		1,479,740
			210,068,574
Commercial & Professional Services - .6%
Cintas	9,877		1,663,781
Equifax	13,474		1,683,307
IHS Markit	42,418	[b]	2,024,611
Nielsen Holdings	39,552		1,479,640
Republic Services	26,014		1,789,763
Robert Half International	13,826		800,249
Stericycle	10,004	[b]	753,901

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Commercial & Professional Services - .6% (continued)
Verisk Analytics	17,453	[b]	1,746,173
Waste Management	46,052		4,072,378
			16,013,803
Consumer Durables & Apparel - 1.2%
D.R. Horton	39,185		1,922,024
Garmin	13,311		837,794
Hanesbrands	44,603	[a]	968,777
Hasbro	13,127		1,241,420
Leggett & Platt	14,275		663,930
Lennar, Cl. A	24,121		1,511,422
Mattel	40,378	[a]	639,588
Michael Kors Holdings	18,035	[b]	1,190,310
Mohawk Industries	7,275	[b]	2,044,711
Newell Brands	57,046		1,508,296
NIKE, Cl. B	151,866		10,360,299
PulteGroup	29,812		948,916
PVH	8,796		1,364,084
Ralph Lauren	6,114		698,891
Tapestry	33,451		1,573,535
Under Armour, Cl. A	21,465	[a,b]	297,505
Under Armour, Cl. C	21,629	[a,b]	277,933
VF	38,546		3,127,622
Whirlpool	8,336		1,512,317
			32,689,374
Consumer Services - 1.8%
Carnival	46,729		3,346,264
Chipotle Mexican Grill	2,991	[b]	971,357
Darden Restaurants	14,197		1,360,782
H&R Block	24,616		653,309
Hilton Worldwide Holdings	22,963		1,966,781
Marriott International, Cl. A	35,242		5,192,556
McDonald's	92,291		15,794,682
MGM Resorts International	57,521		2,096,640
Norwegian Cruise Line Holdings	21,084	[b]	1,280,642
Royal Caribbean Cruises	19,963		2,666,059
Starbucks	164,435		9,341,552
Wyndham Worldwide	11,546		1,433,205
Wynn Resorts	9,287		1,537,834
Yum! Brands	38,358		3,244,703
			50,886,366
Diversified Financials - 5.6%
Affiliated Managers Group	6,524		1,302,386
American Express	83,634		8,313,220
Ameriprise Financial	17,140		2,891,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 5.6% (continued)
Bank of New York Mellon	117,468		6,660,436
Berkshire Hathaway, Cl. B	222,161	[b]	47,626,875
BlackRock	14,182		7,967,448
Capital One Financial	56,406		5,863,968
Cboe Global Markets	13,031		1,751,236
Charles Schwab	136,972		7,306,086
CME Group	39,391		6,045,731
Discover Financial Services	41,650		3,323,670
E*TRADE Financial	31,436	[b]	1,656,677
Franklin Resources	37,698		1,598,772
Goldman Sachs Group	40,346		10,808,290
Intercontinental Exchange	68,143		5,031,679
Invesco	47,884		1,730,049
Leucadia National	35,704		966,507
Moody's	19,234		3,111,869
Morgan Stanley	160,797		9,093,070
Nasdaq	13,578		1,098,596
Navient	31,853		453,905
Northern Trust	25,062		2,641,284
Raymond James Financial	14,314		1,379,726
S&P Global	29,629		5,365,812
State Street	42,778		4,712,852
Synchrony Financial	83,747		3,323,081
T. Rowe Price Group	27,806		3,103,984
			155,128,727
Energy - 6.0%
Anadarko Petroleum	63,524		3,814,616
Andeavor	16,582		1,793,509
Apache	44,244	[a]	1,985,228
Baker Hughes	50,548		1,625,118
Cabot Oil & Gas	51,671		1,361,531
Chesapeake Energy	88,374	[a,b]	309,309
Chevron	219,117		27,466,316
Cimarex Energy	10,690		1,199,418
Concho Resources	17,302	[b]	2,724,027
ConocoPhillips	137,326		8,076,142
Devon Energy	61,895		2,560,596
EOG Resources	66,741		7,675,215
EQT	28,412		1,542,487
Exxon Mobil	489,111		42,699,390
Halliburton	101,794		5,466,338
Helmerich & Payne	12,497	[a]	900,159
Hess	32,157		1,624,250
Kinder Morgan	222,718		4,004,470

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 6.0% (continued)
Marathon Oil	96,292		1,751,551
Marathon Petroleum	56,085		3,885,008
National Oilwell Varco	44,733	[a]	1,640,806
Newfield Exploration	24,075	[b]	762,215
Noble Energy	57,202		1,745,805
Occidental Petroleum	88,272		6,617,752
ONEOK	47,637		2,803,914
Phillips 66	50,005		5,120,512
Pioneer Natural Resources	19,517		3,569,854
Range Resources	25,834		368,135
Schlumberger	160,199		11,787,442
TechnipFMC	52,392		1,700,644
Valero Energy	50,058		4,804,066
Williams Cos.	94,658		2,971,315
			166,357,138
Food & Staples Retailing - 1.8%
Costco Wholesale	50,240		9,790,269
CVS Health	117,022		9,208,461
Kroger	103,580		3,144,689
Sysco	54,603		3,432,891
Walgreens Boots Alliance	99,681		7,501,992
Wal-Mart Stores	169,476		18,066,142
			51,144,444
Food, Beverage & Tobacco - 4.4%
Altria Group	220,901		15,538,176
Archer-Daniels-Midland	64,002		2,748,886
Brown-Forman, Cl. B	22,764		1,577,545
Campbell Soup	21,356	[a]	994,122
Coca-Cola	444,171		21,138,098
Conagra Brands	46,924		1,783,112
Constellation Brands, Cl. A	19,816		4,349,018
Dr Pepper Snapple Group	20,530		2,450,255
General Mills	66,087		3,865,429
Hershey	16,206		1,788,008
Hormel Foods	30,133	[a]	1,034,466
J.M. Smucker	12,732		1,615,563
Kellogg	29,395	[a]	2,002,093
Kraft Heinz	69,558		5,452,652
McCormick & Co.	13,985		1,521,148
Molson Coors Brewing, Cl. B	21,905		1,840,458
Mondelez International, Cl. A	173,347		7,696,607
Monster Beverage	47,792	[b]	3,260,848
PepsiCo	164,717		19,815,455
Philip Morris International	179,876		19,288,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Food, Beverage & Tobacco - 4.4% (continued)
Tyson Foods, Cl. A	34,897		2,656,011
			122,416,053
Health Care Equipment & Services - 5.7%
Abbott Laboratories	200,302		12,450,772
Aetna	37,625		7,029,102
Align Technology	8,315	[b]	2,178,530
AmerisourceBergen	18,160		1,810,007
Anthem	29,622		7,341,813
Baxter International	58,544		4,216,924
Becton Dickinson & Co.	30,408		7,387,320
Boston Scientific	159,794	[b]	4,467,840
Cardinal Health	36,819		2,643,236
Centene	19,625	[b]	2,104,585
Cerner	36,971	[b]	2,555,805
Cigna	28,764		5,992,979
Cooper	5,844		1,429,851
Danaher	70,609		7,151,280
DaVita	17,274	[b]	1,348,063
Dentsply Sirona	26,056		1,584,465
Edwards Lifesciences	24,199	[b]	3,063,109
Envision Healthcare	14,025	[b]	504,760
Express Scripts Holding	65,200	[b]	5,162,536
HCA Healthcare	32,482		3,285,879
Henry Schein	17,652	[b]	1,335,903
Hologic	31,352	[b]	1,338,730
Humana	16,421		4,627,930
IDEXX Laboratories	9,997	[b]	1,869,839
Intuitive Surgical	13,027	[b]	5,623,365
Laboratory Corporation of America
Holdings	12,047	[b]	2,102,201
McKesson	24,403		4,121,179
Medtronic	156,611		13,451,319
Patterson	9,285	[a]	333,239
Quest Diagnostics	15,412		1,630,898
ResMed	16,830		1,696,296
Stryker	37,257		6,124,306
UnitedHealth Group	111,785		26,468,452
Universal Health Services, Cl. B	10,244		1,244,646
Varian Medical Systems	10,899	[b]	1,389,623
Zimmer Biomet Holdings	23,669		3,008,803
			160,075,585
Household & Personal Products - 1.6%
Church & Dwight	29,353		1,433,894
Clorox	15,124		2,142,920

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Household & Personal Products - 1.6% (continued)
Colgate-Palmolive	100,823		7,485,100
Coty, Cl. A	56,642		1,110,750
Estee Lauder, Cl. A	26,013		3,510,714
Kimberly-Clark	40,868		4,781,556
Procter & Gamble	293,908		25,376,017
			45,840,951
Insurance - 2.6%
Aflac	45,721		4,032,592
Allstate	41,763		4,124,932
American International Group	103,080		6,588,874
Aon	28,512		4,053,551
Arthur J. Gallagher & Co.	21,581		1,474,414
Assurant	5,953		544,580
Brighthouse Financial	11,643		748,179
Chubb	53,595		8,368,859
Cincinnati Financial	17,796		1,368,512
Everest Re Group	4,866		1,118,207
Hartford Financial Services Group	42,037		2,470,094
Lincoln National	25,495		2,110,986
Loews	32,556		1,681,517
Marsh & McLennan Cos.	58,969		4,925,091
MetLife	121,329		5,832,285
Principal Financial Group	30,615		2,069,574
Progressive	68,180		3,688,538
Prudential Financial	48,860		5,805,545
Torchmark	13,007		1,181,686
Travelers	31,460		4,716,483
Unum Group	25,034		1,331,558
Willis Towers Watson	15,070		2,418,283
XL Group	28,216		1,039,477
			71,693,817
Materials - 3.0%
Air Products & Chemicals	25,053		4,218,174
Albemarle	13,153		1,467,743
Avery Dennison	10,030		1,230,480
Ball	40,372		1,545,440
CF Industries Holdings	26,451		1,122,580
DowDuPont	271,061		20,486,790
Eastman Chemical	17,078		1,693,796
Ecolab	30,270		4,167,574
FMC	15,404		1,406,847
Freeport-McMoRan	158,377	[b]	3,088,351
International Flavors & Fragrances	9,042		1,359,013
International Paper	48,472		3,046,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Materials - 3.0% (continued)
LyondellBasell Industries, Cl. A	37,518		4,496,157
Martin Marietta Materials	7,511		1,713,785
Monsanto	50,646		6,168,683
Mosaic	38,557		1,052,606
Newmont Mining	61,538		2,492,904
Nucor	36,009		2,411,163
Packaging Corporation of America	11,174		1,403,790
PPG Industries	29,765		3,533,998
Praxair	33,414		5,396,027
Sealed Air	19,986		946,337
Sherwin-Williams	9,453		3,942,941
Vulcan Materials	15,599		2,112,105
WestRock	29,762		1,983,042
			82,487,276
Media - 2.7%
CBS, Cl. B	41,401		2,385,112
Charter Communications, Cl. A	22,496	[b]	8,486,616
Comcast, Cl. A	540,376		22,982,191
Discovery Communications, Cl. A	19,404	[a,b]	486,458
Discovery Communications, Cl. C	24,187	[b]	577,102
DISH Network, Cl. A	27,057	[b]	1,268,973
Interpublic Group of Companies	43,110		943,678
News Corp., Cl. A	46,053		787,967
News Corp., Cl. B	12,270		214,112
Omnicom Group	26,450		2,027,393
Scripps Networks Interactive, Cl. A	10,923		961,115
Time Warner	89,440		8,528,104
Twenty-First Century Fox, Cl. A	122,192		4,508,885
Twenty-First Century Fox, Cl. B	49,832		1,818,370
Viacom, Cl. B	40,327		1,347,728
Walt Disney	174,931		19,009,752
			76,333,556
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
AbbVie	184,606		20,716,485
Agilent Technologies	37,471		2,751,496
Alexion Pharmaceuticals	26,288	[b]	3,136,684
Allergan	38,167		6,879,983
Amgen	83,627		15,558,803
Biogen	24,289	[b]	8,447,957
Bristol-Myers Squibb	189,303		11,850,368
Celgene	91,474	[b]	9,253,510
Eli Lilly & Co.	111,371		9,071,168
Gilead Sciences	151,065		12,659,247
Illumina	17,077	[b]	3,972,793

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
(continued)
Incyte	20,212	[b]	1,824,941
IQVIA Holdings	16,716	[b]	1,708,208
Johnson & Johnson	310,114		42,854,654
Merck & Co.	316,735		18,766,549
Mettler-Toledo International	2,880	[b]	1,944,749
Mylan	62,427	[b]	2,674,997
PerkinElmer	12,416		995,267
Perrigo	14,601		1,323,143
Pfizer	687,484		25,464,407
Regeneron Pharmaceuticals	8,946	[b]	3,280,051
Thermo Fisher Scientific	46,568		10,436,354
Vertex Pharmaceuticals	28,924	[b]	4,826,548
Waters	9,216	[b]	1,987,062
Zoetis	55,994		4,296,420
			226,681,844
Real Estate - 2.7%
Alexandria Real Estate Equities	10,924	[c]	1,416,843
American Tower	49,945	[c]	7,376,876
Apartment Investment & Management,
Cl. A	17,518	[c]	732,953
AvalonBay Communities	15,832	[c]	2,697,773
Boston Properties	17,942	[c]	2,219,605
CBRE Group, Cl. A	34,653	[b,c]	1,583,296
Crown Castle International	46,493	[c]	5,243,016
Digital Realty Trust	23,657	[c]	2,648,401
Duke Realty	42,129	[c]	1,112,627
Equinix	9,062	[c]	4,124,932
Equity Residential	41,652	[c]	2,566,180
Essex Property Trust	7,497	[c]	1,746,651
Extra Space Storage	14,895	[c]	1,243,435
Federal Realty Investment Trust	8,362	[c]	1,010,130
GGP	70,202	[c]	1,616,752
HCP	54,059	[c]	1,301,741
Host Hotels & Resorts	86,533	[c]	1,796,425
Iron Mountain	29,194	[c]	1,022,666
Kimco Realty	51,181	[c]	814,290
Macerich	13,006	[c]	839,797
Mid-America Apartment Communities	13,610	[c]	1,297,986
Prologis	61,934	[c]	4,032,523
Public Storage	17,176	[c]	3,362,374
Realty Income	33,019	[c]	1,756,281
Regency Centers	17,436	[c]	1,096,899
SBA Communications	13,852	[b,c]	2,417,174

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 2.7% (continued)
Simon Property Group	36,232	[c]	5,919,222
SL Green Realty	10,837	[c]	1,089,335
UDR	31,580	[c]	1,153,617
Ventas	41,552	[c]	2,325,665
Vornado Realty Trust	20,487	[c]	1,468,508
Welltower	43,524	[c]	2,610,134
Weyerhaeuser	88,339	[c]	3,316,246
			74,960,353
Retailing - 6.2%
Advance Auto Parts	8,949		1,046,944
Amazon. com	46,184	[b]	67,007,904
AutoZone	3,173	[b]	2,428,741
Best Buy	29,996		2,191,508
CarMax	20,464	[b]	1,460,516
Dollar General	30,563		3,151,657
Dollar Tree	27,201	[b]	3,128,115
Expedia	13,815		1,768,458
Foot Locker	15,146		744,426
Gap	24,811		824,718
Genuine Parts	16,599		1,727,458
Home Depot	134,706		27,062,435
Kohl's	18,750		1,214,438
L Brands	28,214	[a]	1,413,239
LKQ	34,546	[b]	1,451,968
Lowe's	96,219		10,077,016
Macy's	33,818	[a]	877,577
Netflix	49,808	[b]	13,463,102
Nordstrom	13,467	[a]	664,058
O'Reilly Automotive	9,706	[b]	2,569,081
Priceline Group	5,610	[b]	10,726,600
Ross Stores	44,794		3,690,578
Signet Jewelers	7,216	[a]	381,726
Target	63,396		4,768,647
The TJX Companies	74,107		5,952,274
Tiffany & Co.	12,200		1,301,130
Tractor Supply	14,284		1,089,155
TripAdvisor	14,124	[a,b]	489,679
Ulta Beauty	6,889	[b]	1,530,047
			174,203,195
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	94,027	[a,b]	1,291,931
Analog Devices	42,080		3,866,310
Applied Materials	122,377		6,563,079
Broadcom	47,040		11,667,331

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Semiconductors & Semiconductor Equipment - 3.9%
(continued)
Intel	539,753		25,983,709
KLA-Tencor	17,977		1,973,875
Lam Research	18,881		3,616,089
Microchip Technology	27,091	[a]	2,579,605
Micron Technology	132,926	[b]	5,811,525
NVIDIA	69,822		17,162,248
Qorvo	14,453	[a,b]	1,037,292
QUALCOMM	170,477		11,635,055
Skyworks Solutions	21,755		2,114,804
Texas Instruments	113,477		12,445,023
Xilinx	29,708		2,169,278
			109,917,154
Software & Services - 14.7%
Accenture, Cl. A	71,464		11,484,265
Activision Blizzard	87,129		6,458,873
Adobe Systems	56,985	[b]	11,383,324
Akamai Technologies	20,215	[b]	1,354,203
Alliance Data Systems	5,362		1,376,211
Alphabet, Cl. A	34,401	[b]	40,669,550
Alphabet, Cl. C	34,842	[b]	40,763,049
ANSYS	10,131	[b]	1,637,676
Autodesk	25,623	[b]	2,962,531
Automatic Data Processing	50,839		6,285,226
CA	37,539		1,345,773
Cadence Design Systems	33,207	[b]	1,489,666
Citrix Systems	17,088	[b]	1,585,083
Cognizant Technology Solutions, Cl. A	68,137		5,313,323
CSRA	18,852		627,395
DXC Technology	32,684		3,253,692
eBay	112,706	[b]	4,573,609
Electronic Arts	35,887	[b]	4,556,214
Facebook, Cl. A	275,335	[b]	51,457,358
Fidelity National Information Services	38,076		3,897,459
Fiserv	24,172	[b]	3,404,384
Gartner	10,784	[b]	1,496,172
Global Payments	18,633		2,082,797
International Business Machines	99,666		16,315,324
Intuit	28,315		4,754,088
MasterCard, Cl. A	107,535		18,173,415
Microsoft	890,993		84,653,245
Oracle	352,739		18,197,805
Paychex	37,112		2,532,894
PayPal Holdings	130,582	[b]	11,141,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 14.7% (continued)
Red Hat	20,204	[b]	2,654,402
salesforce.com	79,254	[b]	9,027,823
Symantec	72,321		1,969,301
Synopsys	17,865	[b]	1,654,478
Total System Services	18,745		1,665,681
VeriSign	9,751	[a,b]	1,120,585
Visa, Cl. A	209,170	[a]	25,985,189
Western Union	52,574		1,093,013
			410,396,332
Technology Hardware & Equipment - 5.5%
Amphenol, Cl. A	35,857		3,326,454
Apple	593,065		99,296,873
Cisco Systems	570,115		23,682,577
Corning	98,974		3,089,968
F5 Networks	7,588	[b]	1,096,770
FLIR Systems	16,669		853,619
Hewlett Packard Enterprise	182,357		2,990,655
HP	192,592		4,491,245
Juniper Networks	42,635		1,114,905
Motorola Solutions	19,022		1,891,928
NetApp	32,046		1,970,829
Seagate Technology	34,042	[a]	1,879,118
TE Connectivity	41,100		4,213,983
Western Digital	34,374		3,058,599
Xerox	23,124		789,222
			153,746,745
Telecommunication Services - 1.9%
AT&T	708,217		26,522,727
CenturyLink	109,512		1,950,409
Verizon Communications	470,487		25,439,232
			53,912,368
Transportation - 2.2%
Alaska Air Group	15,040		988,579
American Airlines Group	50,185		2,726,049
C.H. Robinson Worldwide	15,875		1,451,928
CSX	104,247		5,918,102
Delta Air Lines	75,419		4,281,537
Expeditors International of Washington	20,936		1,359,793
FedEx	28,325		7,434,746
J.B. Hunt Transport Services	10,060		1,215,550
Kansas City Southern	11,750		1,329,278
Norfolk Southern	33,333		5,029,283
Southwest Airlines	63,931		3,887,005
Union Pacific	91,065		12,157,177

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Transportation - 2.2% (continued)
United Continental Holdings	29,678	[b]	2,012,762
United Parcel Service, Cl. B	79,018		10,060,572
			59,852,361
Utilities - 2.7%
AES	74,386		859,902
Alliant Energy	27,752		1,103,142
Ameren	27,893		1,579,581
American Electric Power	56,527		3,887,927
American Water Works	20,507		1,705,567
CenterPoint Energy	49,468		1,394,008
CMS Energy	33,681		1,507,225
Consolidated Edison	35,200		2,828,672
Dominion Energy	74,188		5,670,931
DTE Energy	20,894		2,207,242
Duke Energy	80,233		6,298,290
Edison International	38,507		2,407,843
Entergy	21,176		1,666,339
Eversource Energy	37,499		2,365,812
Exelon	110,411		4,251,928
FirstEnergy	50,802		1,671,386
NextEra Energy	54,336		8,607,909
NiSource	39,880		984,238
NRG Energy	35,150		914,252
PG&E	59,760		2,535,617
Pinnacle West Capital	12,687		1,014,326
PPL	79,140		2,522,192
Public Service Enterprise Group	58,629		3,041,086
SCANA	17,459		709,534
Sempra Energy	28,541		3,054,458
Southern	114,852		5,180,974
WEC Energy Group	36,776		2,364,697
Xcel Energy	59,111		2,697,826
			75,032,904
Total Common Stocks (cost $776,223,793)			2,785,037,098
	Principal
	Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.28%, 3/8/18
(cost $559,303)	560,000	[d]	559,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $11,853,541)	11,853,541 [e]	11,853,541

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $8,362,509)	8,362,509 [e]	8,362,509
Total Investments (cost $796,999,146)	100.5%	2,805,812,416
Liabilities, Less Cash and Receivables	(.5%)	(12,770,696)
Net Assets	100.0%	2,793,041,720

[a]

Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $51,979,874 and the value of the collateral held by the fund was $52,987,739, consisting of cash collateral of $8,362,509 and U.S. Government & Agency securities valued at $44,625,230.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,765,654,193	-	-	2,765,654,193
Equity Securities-
Foreign
Common Stocks†	19,382,905	-	-	19,382,905
Registered Investment
Companies	20,216,050	-	-	20,216,050
U.S. Treasury	-	559,268	-	559,268
Other Financial Instruments:
Futures††	423,075	-	-	423,075

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus S&P 500 Index Fund
January 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	102	3/2018	13,988,505	14,411,580	423,075
Gross Unrealized Appreciation					423,075

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2018, accumulated net unrealized appreciation on investments was $2,008,813,270, consisting of $2,026,791,446 gross unrealized appreciation and $17,978,176 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.8%
American Axle & Manufacturing
Holdings	293,318	[a,b]	5,177,063
Cooper-Standard Holding	46,781	[b]	5,828,445
Dorman Products	87,894	[a,b]	6,630,723
Fox Factory Holding	110,446	[a,b]	4,235,604
Gentherm	108,592	[a,b]	3,474,944
LCI Industries	74,184	[a]	8,178,786
Motorcar Parts of America	59,111	[a,b]	1,609,001
Standard Motor Products	59,717	[a]	2,860,444
Superior Industries International	66,095	[a]	1,113,701
Winnebago Industries	87,034	[a]	3,955,695
			43,064,406
Banks - 9.4%
Ameris Bancorp	110,938	[a]	5,940,730
Banc of California	128,227	[a]	2,526,072
Bank Mutual	125,558		1,305,803
Banner	98,738		5,365,423
BofI Holding	163,535	[a,b]	5,882,354
Boston Private Financial Holdings	249,905		3,848,537
Brookline Bancorp	231,178	[a]	3,698,848
Central Pacific Financial	90,665		2,680,964
City Holding	46,346	[a]	3,188,605
Columbia Banking System	217,253	[a]	9,359,259
Community Bank System	151,295	[a]	8,064,023
Customers Bancorp	86,236	[a,b]	2,643,133
CVB Financial	305,954		7,159,324
Dime Community Bancshares	92,097	[a]	1,749,843
Fidelity Southern	64,722	[a]	1,550,739
First BanCorp	533,069	[b]	3,198,414
First Commonwealth Financial	289,377		4,187,285
First Financial Bancorp	184,700		5,263,950
First Financial Bankshares	198,129	[a]	9,203,092
First Midwest Bancorp	305,214	[a]	7,587,620
Glacier Bancorp	231,582	[a]	9,082,646
Great Western Bancorp	174,726		7,364,701
Hanmi Financial	95,192		2,998,548
HomeStreet	77,727	[a,b]	2,289,060
Hope Bancorp	382,176		7,276,631
Independent Bank	81,030		5,781,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 9.4% (continued)
LegacyTexas Financial Group	124,688	[a]	5,491,260
LendingTree	22,378	[a,b]	8,231,747
Meta Financial Group	27,453	[a]	3,212,001
National Bank Holdings, Cl. A	78,328		2,603,623
NBT Bancorp	129,502	[a]	4,779,919
NMI Holdings, Cl. A	154,188	[b]	2,829,350
Northfield Bancorp	135,674	[a]	2,276,610
Northwest Bancshares	303,744	[a]	5,118,086
OFG Bancorp	128,042		1,459,679
Old National Bancorp	399,554	[a]	6,912,284
Opus Bank	50,726	[a]	1,374,675
Oritani Financial	121,385		2,027,130
Pacific Premier Bancorp	114,625	[b]	4,670,969
Provident Financial Services	180,056		4,737,273
S&T Bancorp	102,908	[a]	4,153,367
ServisFirst Bancshares	134,166	[a]	5,691,322
Simmons First National, Cl. A	116,630	[a]	6,863,675
Southside Bancshares	80,881	[a]	2,776,645
Tompkins Financial	37,485	[a]	3,087,639
TrustCo Bank	289,010	[a]	2,485,486
United Community Banks	212,786		6,741,060
Walker & Dunlop	83,847	[b]	3,894,693
Westamerica Bancorporation	76,563	[a]	4,545,545
			225,161,132
Capital Goods - 11.4%
AAON	117,492	[a]	4,276,709
AAR	97,159	[a]	3,932,025
Actuant, Cl. A	179,015	[a]	4,430,621
Aegion	98,573	[a,b]	2,472,211
Aerojet Rocketdyne Holdings	219,798	[a,b]	6,044,445
Aerovironment	62,433	[a,b]	3,206,559
Alamo Group	28,974		3,332,879
Albany International, Cl. A	85,887	[a]	5,449,530
American Woodmark	41,928	[b]	5,695,919
Apogee Enterprises	86,437	[a]	3,933,748
Applied Industrial Technologies	115,346		8,506,767
Astec Industries	56,665	[a]	3,535,896
Axon Enterprise	156,397	[a,b]	4,138,265
AZZ	76,357		3,474,243
Barnes Group	146,741	[a]	9,654,090
Briggs & Stratton	128,112	[a]	3,097,748
Chart Industries	91,517	[a,b]	4,536,498
CIRCOR International	46,981	[a]	2,490,933
Comfort Systems USA	110,404		4,703,210

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.4% (continued)
Cubic	73,171	[a]	4,247,577
DXP Enterprises	46,972	[a,b]	1,606,912
Encore Wire	61,458		3,109,775
Engility Holdings	54,675	[a,b]	1,430,298
EnPro Industries	63,206		5,561,496
ESCO Technologies	76,354	[a]	4,669,047
Federal Signal	179,024		3,641,348
Franklin Electric	114,488	[a]	5,186,306
General Cable	149,844	[a]	4,450,367
Gibraltar Industries	96,299	[a,b]	3,572,693
Griffon	90,277		1,810,054
Harsco	239,091	[b]	4,279,729
Hillenbrand	187,033		8,285,562
Insteel Industries	54,724	[a]	1,714,503
John Bean Technologies	92,908	[a]	10,568,285
Kaman	82,235	[a]	5,156,134
Lindsay	32,389	[a]	2,889,423
Lydall	51,871	[b]	2,479,434
Mercury Systems	141,338	[a,b]	6,787,051
Moog, Cl. A	96,759	[b]	8,714,116
Mueller Industries	171,430		5,672,619
MYR Group	46,374	[b]	1,571,151
National Presto Industries	15,285	[a]	1,553,720
Orion Marine Group	73,747	[b]	554,577
Patrick Industries	70,371	[b]	4,507,263
PGT Innovations	141,449	[b]	2,256,112
Powell Industries	23,915		779,390
Proto Labs	74,050	[a,b]	8,097,367
Quanex Building Products	102,840	[a]	2,128,788
Raven Industries	106,654	[a]	4,111,512
Simpson Manufacturing	125,759		7,387,084
SPX	125,698	[b]	3,928,062
SPX FLOW	126,091	[b]	5,846,840
Standex International	37,091		3,892,700
Tennant	54,145	[a]	3,649,373
The Greenbrier Companies	85,682	[a]	4,296,952
Titan International	138,122	[a]	1,838,404
Trex	88,072	[a,b]	9,827,954
Triumph Group	149,904	[a]	4,369,702
Universal Forest Products	181,304		6,768,078
Veritiv	33,189	[a,b]	952,524
Vicor	46,407	[a,b]	849,248
Wabash National	173,987	[a]	4,494,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.4% (continued)
Watts Water Technologies, Cl. A	82,827		6,605,453
			273,011,363
Commercial & Professional Services - 5.3%
ABM Industries	165,171	[a]	6,281,453
Brady, Cl. A	142,250		5,441,062
Essendant	112,277		1,016,107
Exponent	75,914		5,629,023
Forrester Research	30,506	[a]	1,331,587
FTI Consulting	112,901	[b]	4,907,806
Healthcare Services Group	217,755	[a]	12,015,721
Heidrick & Struggles International	54,834		1,447,618
Insperity	110,068		6,741,665
Interface	175,468		4,377,927
Kelly Services, Cl. A	92,391		2,615,589
Korn/Ferry International	168,676		7,516,203
LSC Communications	109,317		1,495,457
Matthews International, Cl. A	93,854	[a]	5,255,824
Mobile Mini	133,234		5,042,907
Multi-Color	41,674	[a]	3,229,735
Navigant Consulting	139,697	[a,b]	2,866,582
On Assignment	143,827	[b]	11,012,833
R.R. Donnelley & Sons Co.	209,369	[a]	1,710,545
Resources Connection	85,165	[a]	1,392,448
Team	87,280	[a,b]	1,483,760
Tetra Tech	164,808		8,190,958
TrueBlue	121,772	[b]	3,330,464
UniFirst	46,196		7,636,199
US Ecology	61,855	[a]	3,231,924
Viad	60,062		3,411,522
WageWorks	117,878	[b]	7,137,513
			125,750,432
Consumer Durables & Apparel - 3.9%
Callaway Golf	277,902	[a]	4,104,613
Cavco Industries	24,954	[a,b]	3,821,705
Crocs	204,563	[a,b]	2,763,646
Ethan Allen Interiors	78,116	[a]	1,941,183
Fossil Group	135,584	[a,b]	1,079,249
G-III Apparel Group	122,613	[b]	4,579,596
Installed Building Products	61,908	[a,b]	4,454,281
iRobot	83,198	[a,b]	7,383,822
La-Z-Boy	140,392		4,232,819
LGI Homes	51,306	[a,b]	3,472,390
M.D.C. Holdings	132,656	[a]	4,471,834
M/I Homes	82,856	[a,b]	2,679,563

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 3.9% (continued)
Meritage Homes	112,995	[b]	5,361,613
Movado Group	47,982		1,468,249
Nautilus	87,628	[a,b]	1,126,020
Oxford Industries	49,669	[a]	3,913,917
Perry Ellis International	36,873	[a,b]	884,215
Steven Madden	158,912	[b]	7,341,734
Sturm Ruger & Co.	51,312	[a]	2,716,970
TopBuild	105,610	[b]	8,083,389
Unifi	51,083	[a,b]	1,819,066
Universal Electronics	38,791	[a,b]	1,788,265
Vera Bradley	61,717	[b]	573,351
Vista Outdoor	168,506	[a,b]	2,552,866
William Lyon Homes, Cl. A	83,033	[a,b]	2,254,346
Wolverine World Wide	284,512		9,340,529
			94,209,231
Consumer Services - 3.1%
American Public Education	48,140	[b]	1,222,756
Belmond, Cl. A	254,798	[a,b]	3,286,894
Biglari Holdings	2,754	[a,b]	1,136,548
BJ's Restaurants	54,113	[a]	2,042,766
Boyd Gaming	244,135	[a]	9,636,008
Capella Education	33,530		2,667,311
Career Education	197,017	[a,b]	2,443,011
Chuy's Holdings	52,734	[a,b]	1,397,451
Dave & Buster's Entertainment	121,672	[a,b]	5,718,584
DineEquity	53,081	[a]	2,939,626
El Pollo Loco Holdings	66,016	[a,b]	663,461
Fiesta Restaurant Group	83,725	[a,b]	1,607,520
Marcus	55,414		1,440,764
Marriott Vacations Worldwide	70,031	[a]	10,667,822
Monarch Casino & Resort	32,550	[b]	1,482,978
Penn National Gaming	247,844	[a,b]	7,908,702
Red Robin Gourmet Burgers	39,786	[a,b]	2,094,733
Regis	100,042	[b]	1,592,669
Ruth's Hospitality Group	89,924	[a]	2,131,199
Shake Shack, Cl. A	51,507	[a,b]	2,251,371
Sonic	118,359	[a]	3,058,397
Strayer Education	30,998		2,866,695
Wingstop	87,158	[a]	4,214,961
			74,472,227
Diversified Financials - 3.5%
Apollo Commercial Real Estate Finance	287,379	[a,c]	5,221,676
ARMOUR Residential	123,719	[a,c]	2,896,262
Capstead Mortgage	289,004	[c]	2,372,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 3.5% (continued)
Donnelley Financial Solutions	98,694	[b]	2,116,986
Encore Capital Group	72,184	[a,b]	2,992,027
Enova International	103,751	[b]	1,857,143
Evercore, Cl. A	114,952	[a]	11,558,424
EZCORP, Cl. A	154,330	[b]	1,821,094
Financial Engines	187,521		5,334,972
FirstCash	140,387		10,262,290
Green Dot, Cl. A	135,730	[b]	8,314,820
Greenhill & Co.	73,120	[a]	1,356,376
INTL. FCStone	43,274	[b]	1,882,419
Investment Technology Group	96,653		2,064,508
Piper Jaffray	41,867		3,864,324
PRA Group	134,454	[a,b]	4,806,730
Virtus Investment Partners	20,989	[a]	2,686,592
Waddell & Reed Financial, Cl. A	248,343	[a]	5,711,889
WisdomTree Investments	339,875	[a]	3,939,151
World Acceptance	17,490	[a,b]	2,064,695
			83,125,101
Energy - 3.4%
Archrock	214,992	[a]	1,999,426
Bill Barrett	303,623	[a,b]	1,557,586
Bristow Group	99,249	[a]	1,529,427
CARBO Ceramics	64,206	[a,b]	511,080
Carrizo Oil & Gas	228,164	[a,b]	4,588,378
Cloud Peak Energy	234,841	[a,b]	1,174,205
CONSOL Energy	75,893	[a]	2,461,210
Denbury Resources	1,200,510	[a,b]	2,917,239
Era Group	55,725	[b]	564,494
Exterran	93,244	[b]	2,692,887
Geospace Technologies	49,202	[b]	677,020
Green Plains	108,388	[a]	1,896,790
Gulf Island Fabrication	45,208	[a]	583,183
Helix Energy Solutions Group	420,614	[a,b]	3,167,223
Matrix Service	78,821	[b]	1,410,896
McDermott International	847,225	[a,b]	7,438,635
Newpark Resources	257,252	[a,b]	2,340,993
Noble	719,267	[a,b]	3,373,362
Oil States International	151,985	[a,b]	4,863,520
Par Pacific Holdings	78,143	[a,b]	1,424,547
PDC Energy	196,079	[a,b]	10,166,696
Pioneer Energy Services	218,453	[b]	709,972
REX American Resources	17,366	[a,b]	1,417,934
SEACOR Holdings	48,916	[a,b]	2,278,507
SRC Energy	717,397	[a,b]	7,138,100

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.4% (continued)
TETRA Technologies	343,936	[b]	1,320,714
U.S. Silica Holdings	241,095	[a]	8,026,053
Unit	155,998	[a,b]	3,779,832
			82,009,909
Food & Staples Retailing - .3%
Andersons	80,789		2,754,905
SpartanNash	108,417		2,642,122
SUPERVALU	116,677	[a,b]	1,848,164
			7,245,191
Food, Beverage & Tobacco - 1.6%
B&G Foods	197,293	[a]	6,510,669
Calavo Growers	46,829	[a]	4,074,123
Cal-Maine Foods	90,198	[a,b]	3,837,925
Coca-Cola Bottling Co Consolidated	13,974	[a]	2,830,014
Darling Ingredients	492,686	[a,b]	9,134,398
J&J Snack Foods	44,290	[a]	6,131,508
John B. Sanfilippo & Son	25,662	[a]	1,606,954
Seneca Foods, Cl. A	18,438	[a,b]	581,719
Universal	75,805		3,638,640
			38,345,950
Health Care Equipment & Services - 8.7%
Abaxis	65,938	[a]	4,724,458
Aceto	93,498		1,029,413
Almost Family	34,707	[b]	1,980,034
Amedisys	86,146	[b]	4,619,149
AMN Healthcare Services	142,625	[a,b]	7,651,831
Analogic	37,342		3,095,652
AngioDynamics	110,780	[b]	1,928,680
Anika Therapeutics	42,257	[b]	2,819,387
BioTelemetry	90,050	[a,b]	3,075,207
Cantel Medical	104,994	[a]	11,646,984
Chemed	47,557		12,391,927
Community Health Systems	352,706	[a,b]	1,992,789
Computer Programs & Systems	32,629	[a]	977,239
CONMED	73,393	[a]	4,240,648
CorVel	27,680	[b]	1,429,672
Cross Country Healthcare	102,557	[a,b]	1,436,824
CryoLife	95,016	[b]	1,791,052
Cutera	40,240	[b]	1,995,904
Diplomat Pharmacy	139,728	[a,b]	3,771,259
Ensign Group	139,368	[a]	3,209,645
Haemonetics	155,384	[b]	10,045,576
HealthEquity	151,980	[a,b]	7,693,228
HealthStream	76,171	[b]	1,791,542

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 8.7% (continued)
Heska	19,417	[a,b]	1,513,555
HMS Holdings	252,503	[b]	4,325,376
ICU Medical	44,421	[b]	10,170,188
Inogen	50,718	[a,b]	6,179,481
Integer Holdings	83,622	[b]	4,193,643
Integra LifeSciences Holdings	190,184	[a,b]	10,015,089
Invacare	94,916	[a]	1,746,454
Kindred Healthcare	267,452		2,460,558
Lantheus Holdings	87,408	[b]	2,010,384
LeMaitre Vascular	40,915	[a]	1,423,842
LHC Group	48,017	[b]	3,015,468
Magellan Health	71,367	[b]	7,108,153
Meridian Bioscience	129,132	[a]	2,020,916
Merit Medical Systems	148,786	[a,b]	6,911,110
Natus Medical	93,953	[a,b]	2,917,241
Neogen	152,467	[a,b]	9,000,127
Omnicell	113,963	[a,b]	5,589,885
OraSure Technologies	181,803	[b]	3,956,033
Orthofix International	53,757	[b]	3,087,802
Providence Service	34,346	[b]	2,209,478
Quality Systems	145,773	[b]	1,895,049
Quorum Health	80,852	[a,b]	498,857
Select Medical Holdings	318,191	[b]	5,631,981
Surmodics	40,720	[b]	1,193,096
Tactile Systems Technology	44,759	[a,b]	1,411,251
Tivity Health	102,792	[a,b]	3,983,190
U.S. Physical Therapy	35,970	[a]	2,731,921
Varex Imaging	112,793		4,790,319
			207,328,547
Household & Personal Products - .6%
Central Garden & Pet	29,425	[a,b]	1,153,166
Central Garden & Pet, Cl. A	102,933	[b]	3,882,633
Inter Parfums	52,355		2,387,388
Medifast	30,788		2,115,443
WD-40	41,123	[a]	5,088,971
			14,627,601
Insurance - 3.1%
American Equity Investment Life
Holding	266,528	[a]	8,795,424
AMERISAFE	57,453		3,490,270
eHealth	47,226	[a,b]	827,400
Employers Holdings	95,372		4,043,773
HCI Group	23,777	[a]	831,006
Horace Mann Educators	121,087		5,000,893

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 3.1% (continued)
Infinity Property & Casualty	32,922		3,333,352
Maiden Holdings	206,177	[a]	1,453,548
Navigators Group	66,569	[a]	3,235,253
ProAssurance	158,490	[a]	8,669,403
RLI	115,069	[a]	7,394,334
Safety Insurance Group	46,003		3,572,133
Selective Insurance Group	173,754		10,121,170
Stewart Information Services	69,815	[a]	3,107,466
Third Point Reinsurance	256,270	[b]	3,651,847
United Fire Group	60,770	[a]	2,636,810
United Insurance Holdings	60,195	[a]	1,162,967
Universal Insurance Holdings	94,007		2,763,806
			74,090,855
Materials - 5.4%
A. Schulman	86,658		3,379,662
AdvanSix	89,305	[b]	3,523,975
AK Steel Holding	928,828	[a,b]	4,699,870
American Vanguard	78,033		1,650,398
Balchem	94,613		7,474,427
Boise Cascade	113,896	[a]	5,062,677
Calgon Carbon	149,142	[a]	3,184,182
Century Aluminum	146,988	[a,b]	3,270,483
Clearwater Paper	47,900	[b]	2,253,695
Deltic Timber	32,642		3,085,322
Flotek Industries	163,876	[a,b]	901,318
FutureFuel	74,749		1,001,637
H.B. Fuller	148,865		7,718,650
Hawkins	28,601		1,009,615
Haynes International	34,649	[a]	1,240,434
Ingevity	125,010	[b]	9,069,475
Innophos Holdings	57,510		2,660,988
Innospec	71,174	[a]	5,110,293
Kaiser Aluminum	50,888	[a]	5,609,893
KapStone Paper and Packaging	258,564	[a]	8,956,657
Koppers Holdings	62,471	[b]	2,861,172
Kraton	91,894	[b]	4,618,592
LSB Industries	57,740	[a,b]	490,213
Materion	60,307		2,997,258
Myers Industries	68,062	[a]	1,429,302
Neenah	50,788	[a]	4,596,314
Olympic Steel	23,456		546,759
P.H. Glatfelter	125,800	[a]	2,938,688
Quaker Chemical	39,434	[a]	6,068,893
Rayonier Advanced Materials	152,868	[a]	2,892,263

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.4% (continued)
Schweitzer-Mauduit International	90,357	[a]	4,091,365
Stepan	58,773		4,608,979
SunCoke Energy	187,494	[b]	2,081,183
TimkenSteel	113,959	[a,b]	1,844,996
Tredegar	69,181	[a]	1,269,471
US Concrete	46,151	[a,b]	3,592,855
			127,791,954
Media - .7%
E.W. Scripps, Cl. A	168,997	[a,b]	2,705,642
Gannet Company	331,383		3,910,319
New Media Investment Group	158,037	[a]	2,670,825
Scholastic	81,414	[a]	3,127,926
World Wrestling Entertainment, Cl. A	115,412	[a]	4,079,814
			16,494,526
Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
Acorda Therapeutics	138,624	[a,b]	3,597,293
AMAG Pharmaceuticals	101,963	[a,b]	1,463,169
Amphastar Pharmaceuticals	107,696	[a,b]	2,007,453
ANI Pharmaceuticals	26,115	[a,b]	1,753,883
Cambrex	96,995	[b]	5,465,668
Corcept Therapeutics	282,348	[a,b]	6,498,239
Cytokinetics	158,472	[a,b]	1,457,942
Depomed	187,571	[a,b]	1,378,647
Eagle Pharmaceuticals	24,786	[a,b]	1,481,459
Emergent BioSolutions	104,058	[b]	5,076,990
Enanta Pharmaceuticals	38,810	[b]	3,296,909
Impax Laboratories	223,596	[a,b]	4,348,942
Innoviva	215,936	[a,b]	3,150,506
Lannett	92,146	[a,b]	1,875,171
Ligand Pharmaceuticals	62,767	[a,b]	9,893,335
Luminex	122,036	[a]	2,463,907
Medicines	189,783	[a,b]	6,287,511
MiMedx Group	303,421	[a,b]	5,082,302
Momenta Pharmaceuticals	225,719	[a,b]	3,837,223
Myriad Genetics	206,772	[a,b]	7,625,751
Nektar Therapeutics	467,859	[a,b]	39,117,691
Phibro Animal Health, Cl. A	58,571	[a]	1,994,343
Progenics Pharmaceuticals	202,429	[a,b]	1,184,210
Repligen	111,178	[a,b]	3,932,366
Spectrum Pharmaceuticals	269,628	[a,b]	5,807,787
Sucampo Pharmaceuticals, Cl. A	79,425	[a,b]	1,425,679
Supernus Pharmaceuticals	151,901	[a,b]	5,931,734
			137,436,110

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 5.6%
Acadia Realty Trust	249,723	[a,c]	6,133,197
Agree Realty	85,962	[a,c]	4,138,211
American Assets Trust	125,327	[a,c]	4,419,030
Armada Hoffler Properties	133,016	[a,c]	1,914,100
CareTrust	219,737	[c]	3,491,621
CBL & Associates Properties	504,637	[a,c]	2,805,782
Cedar Realty Trust	228,442	[a,c]	1,167,339
Chatham Lodging Trust	133,321	[c]	2,986,390
Chesapeake Lodging Trust	177,076	[a,c]	4,846,570
Community Healthcare Trust	52,623	[a,c]	1,401,877
DiamondRock Hospitality	597,913	[c]	7,031,457
Easterly Government Properties	128,207	[a,c]	2,670,552
EastGroup Properties	102,328	[c]	8,883,094
Four Corners Property Trust	181,824	[c]	4,291,046
Franklin Street Properties	323,289	[c]	3,278,150
Getty Realty	100,377	[a,c]	2,633,892
Government Properties Income Trust	293,515	[a,c]	5,036,717
Hersha Hospitality Trust	111,491	[a,c]	2,068,158
HFF, Cl. A	108,074	[a]	5,318,322
Independence Realty Trust	249,406	[a,c]	2,292,041
Invesco Mortgage Capital	336,005	[a,c]	5,456,721
Kite Realty Group Trust	248,438	[a,c]	4,188,665
Lexington Realty Trust	652,240	[c]	5,883,205
LTC Properties	117,703	[a,c]	4,823,469
National Storage Affiliates Trust	149,591	[c]	3,795,124
Pennsylvania Real Estate Investment
Trust	199,185	[a,c]	2,222,905
PS Business Parks	59,389	[c]	7,251,991
Ramco-Gershenson Properties Trust	233,455	[a,c]	3,086,275
RE/MAX Holdings, Cl. A	52,045		2,568,421
Retail Opportunity Investments	327,261	[a,c]	6,011,785
Saul Centers	35,255	[c]	1,929,506
Summit Hotel Properties	308,269	[a,c]	4,775,087
Universal Health Realty Income Trust	36,887	[c]	2,454,830
Urstadt Biddle Properties, Cl. A	92,080	[c]	1,788,194
Whitestone	102,348	[a,c]	1,344,853
			134,388,577
Retailing - 5.3%
Abercrombie & Fitch, Cl. A	199,022	[a]	4,121,746
Asbury Automotive Group	54,995	[b]	3,995,387
Ascena Retail Group	426,045	[b]	920,257
Barnes & Noble	166,558	[a]	782,823
Barnes and Noble Education	94,989	[b]	631,677
Big 5 Sporting Goods	47,284	[a]	267,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 5.3% (continued)
Buckle	84,801	[a]	1,700,260
Caleres	126,783		3,757,848
Cato, Cl. A	70,692		839,821
Chico's FAS	382,776	[a]	3,640,200
Core-Mark Holding	135,910	[a]	3,002,252
DSW, Cl. A	210,303	[a]	4,212,369
Express	245,903	[b]	1,716,403
Finish Line, Cl. A	124,910	[a]	1,415,230
Five Below	162,449	[a,b]	10,547,814
Francesca's Holdings	106,924	[a,b]	623,367
Fred's, Cl. A	98,401	[a]	325,707
FTD Cos.	62,843	[a,b]	368,260
Genesco	55,758	[a,b]	1,943,166
Group 1 Automotive	57,923	[a]	4,544,059
Guess?	177,014	[a]	3,251,747
Haverty Furniture Cos.	58,543		1,305,509
Hibbett Sports	56,231	[a,b]	1,270,821
J.C. Penney	936,424	[a,b]	3,474,133
Kirkland's	50,437	[b]	535,137
Lithia Motors, Cl. A	71,421	[a]	8,924,768
Lumber Liquidators Holdings	83,865	[a,b]	2,343,188
MarineMax	64,258	[a,b]	1,474,721
Monro	95,819	[a]	5,413,773
Nutrisystem	87,174	[a]	3,770,275
Ollie's Bargain Outlet Holdings	144,278	[a,b]	8,014,643
PetMed Express	60,342	[a]	2,727,458
Rent-A-Center	163,690	[a]	1,772,763
RH	55,946	[a,b]	5,258,365
Shoe Carnival	32,190	[a]	735,542
Shutterfly	97,721	[a,b]	6,659,686
Sleep Number	118,325	[b]	4,453,753
Sonic Automotive, Cl. A	71,226		1,534,920
Tailored Brands	144,667	[a]	3,499,495
The Children's Place	51,450	[a]	7,707,210
Tile Shop Holdings	104,749		979,403
Vitamin Shoppe	70,182	[a,b]	298,274
Zumiez	51,508	[a,b]	1,068,791
			125,830,176
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries	117,861	[b]	8,383,453
Axcelis Technologies	92,617	[a,b]	2,398,780
Brooks Automation	207,533	[a]	5,790,171
Cabot Microelectronics	75,735		7,716,639
CEVA	66,201	[a,b]	2,912,844

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 3.4%
(continued)
Cohu	83,022		1,890,411
Diodes	113,027	[b]	3,186,231
DSP Group	69,794	[b]	914,301
Kopin	154,486	[a,b]	512,894
Kulicke & Soffa Industries	210,176	[b]	4,836,150
MaxLinear	180,229	[a,b]	4,648,106
Nanometrics	74,387	[b]	1,842,566
PDF Solutions	86,436	[a,b]	1,182,444
Photronics	213,465	[b]	1,793,106
Power Integrations	87,060		6,503,382
Rambus	331,190	[b]	4,182,930
Rudolph Technologies	94,713	[b]	2,481,481
Semtech	196,296	[a,b]	7,027,397
SolarEdge Technologies	109,097	[a,b]	3,916,582
Ultra Clean Holdings	116,171	[a,b]	2,519,749
Veeco Instruments	141,061	[a,b]	2,348,666
Xperi	148,203	[a]	3,327,157
			80,315,440
Software & Services - 5.0%
8x8	272,793	[a,b]	4,828,436
Agilysys	45,484	[b]	545,808
Alarm.com Holdings	75,991	[a,b]	2,916,535
Barracuda Networks	119,870	[b]	3,302,418
Blucora	135,603	[a,b]	3,308,713
Bottomline Technologies	104,322	[b]	3,807,753
CACI International, Cl. A	72,442	[b]	10,181,723
Cardtronics, Cl. A	136,110	[a,b]	3,329,251
CSG Systems International	101,288		4,575,179
DHI Group	168,336	[b]	303,005
Ebix	65,558	[a]	5,382,312
ExlService Holdings	100,659	[b]	6,115,034
Liquidity Services	73,782	[a,b]	354,154
LivePerson	158,865	[b]	1,898,437
ManTech International, Cl. A	77,727		4,047,245
MicroStrategy, Cl. A	27,653	[b]	3,808,648
Monotype Imaging Holdings	124,995		2,993,630
NIC	200,077	[a]	3,321,278
Perficient	99,317	[b]	1,923,770
Progress Software	141,738		7,062,805
Qualys	94,957	[a,b]	5,934,812
QuinStreet	95,615	[a,b]	892,088
Shutterstock	55,186	[a,b]	2,442,532
SPS Commerce	50,314	[b]	2,646,516

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 5.0% (continued)
Stamps.com	48,510	[a,b]	9,888,763
Sykes Enterprises	118,204	[b]	3,666,688
Synchronoss Technologies	125,001	[a,b]	1,005,008
TiVo	363,507	[a]	5,070,923
Travelport Worldwide	374,167	[a]	5,092,413
TTEC Holdings	44,048	[a]	1,748,706
VASCO Data Security International	88,827	[a,b]	1,279,109
Virtusa	80,936	[b]	3,611,364
XO Group	71,438	[b]	1,364,466
			118,649,522
Technology Hardware & Equipment - 5.7%
ADTRAN	141,990	[a]	2,271,840
Anixter International	85,789	[b]	7,180,539
Applied Optoelectronics	56,447	[a,b]	1,828,318
Badger Meter	88,139	[a]	4,248,300
Bel Fuse, Cl. B	27,512		565,372
Benchmark Electronics	147,728	[b]	4,276,726
CalAmp	106,148	[a,b]	2,598,503
Comtech Telecommunications	69,539		1,504,129
Control4	57,981	[a,b]	1,571,865
Cray	119,406	[b]	2,895,595
CTS	98,955	[a]	2,721,262
Daktronics	117,566		1,088,661
Digi International	93,090	[a,b]	963,482
Electro Scientific Industries	97,545	[a,b]	2,284,504
Electronics For Imaging	138,257	[b]	4,042,635
ePlus	41,550	[b]	3,207,660
Fabrinet	108,140	[a,b]	2,682,953
FARO Technologies	50,187	[a,b]	2,705,079
Harmonic	196,985	[a,b]	718,995
II-VI	163,114	[a,b]	6,956,812
Insight Enterprises	107,236	[b]	3,980,600
Itron	101,758	[b]	7,448,686
KEMET	143,943	[a,b]	2,930,679
Lumentum Holdings	184,292	[a,b]	8,532,720
Methode Electronics	111,224	[a]	4,543,500
MTS Systems	52,593	[a]	2,726,947
NETGEAR	92,144	[a,b]	6,422,437
Oclaro	497,193	[a,b]	2,953,326
OSI Systems	50,734	[a,b]	3,352,503
Park Electrochemical	59,128	[a]	1,082,042
Plexus	98,224	[a,b]	5,868,884
Rogers	54,253	[a,b]	8,939,809
Sanmina	210,632	[b]	5,508,027

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.7% (continued)
ScanSource	75,198	[b]	2,571,772
Super Micro Computer	109,500	[a,b]	2,499,338
TTM Technologies	270,851	[b]	4,466,333
Viavi Solutions	677,939	[a,b]	5,816,717
			135,957,550
Telecommunication Services - 1.4%
ATN International	33,311	[a]	1,977,341
Cincinnati Bell	126,130	[b]	2,175,743
Cogent Communications Holdings	123,190	[a]	5,555,869
Consolidated Communications Holdings	191,346	[a]	2,382,258
Extreme Networks	335,748	[b]	5,046,292
Frontier Communications	222,487	[a]	1,822,169
General Communication, Cl. A	76,412	[a,b]	3,203,955
Iridium Communications	243,947	[a,b]	3,098,127
Spok Holdings	60,334		941,210
Vonage Holdings	616,586	[a,b]	6,899,597
			33,102,561
Transportation - 2.4%
Allegiant Travel	37,709	[a]	6,005,158
ArcBest	78,181	[a]	2,779,335
Atlas Air Worldwide Holdings	73,566	[b]	4,141,766
Echo Global Logistics	80,354	[a,b]	2,346,337
Forward Air	87,797		5,330,156
Hawaiian Holdings	155,556		5,810,017
Heartland Express	148,113	[a]	3,360,684
Hub Group, Cl. A	99,005	[b]	4,757,190
Marten Transport	110,404		2,561,373
Matson	128,106		4,382,506
Roadrunner Transportation Systems	98,176	[b]	546,840
Saia	76,311	[a,b]	5,765,296
SkyWest	153,347		8,549,095
			56,335,753
Utilities - 2.5%
ALLETE	151,398		10,967,271
American States Water	108,733	[a]	6,004,236
Avista	192,783		9,708,552
California Water Service Group	142,243	[a]	5,789,290
El Paso Electric	119,828	[a]	6,255,022
Northwest Natural Gas	84,858	[a]	4,866,606
South Jersey Industries	235,548		6,934,533
Spire	143,605	[a]	9,549,732
			60,075,242
Total Common Stocks (cost $1,522,107,822)			2,368,819,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
	Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.29%, 3/8/18
(cost $684,141)	685,000 [d]	684,105

Other Investment - .3%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $7,520,260)	7,520,260 [e]	7,520,260
Total Investments (cost $1,530,312,223)	99.6%	2,377,023,721
Cash and Receivables (Net)	.4%	8,454,538
Net Assets	100.0%	2,385,478,259

[a]

Security, or portion thereof, on loan. At January 31, 2018, the value of the fund’s securities on loan was $469,104,433 and the value of the collateral held by the fund was $485,473,843, consisting of U.S. Government & Agency securities.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open futures contracts.
[e]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,349,547,584	-	-	2,349,547,584
Equity Securities—
Foreign Common
Stocks†	19,271,772	-	-	19,271,772
Registered Investment
Company	7,520,260	-	-	7,520,260
U.S. Treasury	-	684,105	-	684,105
Liabilities ($)
Other Financial
Instruments:
Futures††	(212,902)	-	-	(212,902)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Smallcap Stock Index Fund
January 31, 2018 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
E-mini Russell 2000	211	3/2018	16,839,702	16,626,800	(212,902)
Gross Unrealized Depreciation					(212,902)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2018, accumulated net unrealized appreciation on investments was $846,711,498, consisting of $945,901,788 gross unrealized appreciation and $99,190,290 gross unrealized depreciation.

At January 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 15, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 15, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)